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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number   811-5550

                             The Alger American Fund
               (Exact name of registrant as specified in charter)

                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)

                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31


Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.


================================================================================


                             THE ALGER AMERICAN FUND



                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO






                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005
                                   (UNAUDITED)



                                  [ALGER LOGO]


================================================================================

TABLE OF CONTENTS

    THE ALGER AMERICAN FUND
    Letter to Our Shareholders...............................................  1
    Shareholder Expense Example .............................................  2
    Portfolio Summary .......................................................  3
    Schedules of Investments.................................................  4
    Statements of Assets and Liabilities..................................... 23
    Statements of Operations................................................. 24
    Statements of Changes in Net Assets...................................... 25
    Financial Highlights..................................................... 26
    Notes to Financial Statements............................................ 30

Dear Shareholders,                                                 JULY 29, 2005

The first six months of 2005 saw the markets treading water, stuck in a narrow trading range. Yet, corporations are generating impressive earnings, and the economy continues to grow at a healthy rate. Corporate earnings year-to-date, while slower than the torrid pace of 2004, have surprised on the upside. First quarter earnings grew at an average of more than 13% and second quarter growth could be in the range of 10%.

However, many investors seem to believe that earnings growth will soon slow sharply. We disagree and think that earnings can continue to surprise on the upside for quite some time. Companies are benefiting not just from the continued efficiencies and productivity enhancement of information technology, but from robust global growth, especially in emerging economies such as China.

The importance of international growth is clearly increasing. In 2004, 101 companies listed on the S&P 500 Index derived 20-40% of their revenues outside of the U.S. Another 100 derived 40-60%. And there appears to be a connection between international exposure, earnings, and stock performance. The "sweet spot" is those companies that fall in the 20-40% range. In 2004, they had earnings growth of 42% and their stock gained 19% on average. That is nearly double what the S&P 500 Index gained.

Overall, the trend is clearly one of profit growth that is significantly stronger than either wage growth or GDP growth. Stocks, however, have not reflected the strength of corporate earnings, with the result that valuations have contracted even as earnings have expanded.

The longer this trend continues, the cheaper stocks become relative to their potential rate of future return. Regardless of one's appetite for equities, we believe that we are in the early stages of another "age of capital." The term was first used to describe the later part of the 19th century in the United States and in England. Then, a few dominant companies and financial institutions did well, and labor struggled to get a fair slice of the pie. Today, companies are again capturing a disproportionate share of the gains, and not just large multinationals, but thousands of smaller and mid-sized companies that can use information technologies and low trade barriers to compete and conduct business internationally.

We see little to alter this trend in the coming years. That may continue to pose challenges to labor. But the real losers here are national economies, which are, after all, only markets for global companies. Those companies have no allegiance to any one country, even if their executives do. Rather than do what is best for a country, companies will go where the growth is and do what is necessary to minimize costs and maximize profits. More than ever before, they will carefully choose where and how they operate. As a result, the most competitive and successful companies should grow much faster than any one region or any one economy.

Finally, we want to thank you for the confidence you have placed in Alger. It is our goal not only to find the best investments for you, but also to continue to earn your trust in every aspect of our business.

                                                Respectfully submitted,

                                                [DANIEL C. CHUNG SIGNATURE]

                                                Daniel C. Chung
                                                Chief Investment Officer

THE ALGER AMERICAN FUND
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)


================================================================================

As a shareholder of a Portfolio, you incur two types of costs: transaction costs, if applicable; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting January 1, 2005 and ending June 30, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                RATIO OF
                                                                                               EXPENSES TO
                                                                                                 AVERAGE
                                                                                 EXPENSES      NET ASSETS
                                                  BEGINNING        ENDING       PAID DURING      FOR THE
                                                   ACCOUNT         ACCOUNT      THE PERIOD     SIX MONTHS
                                                    VALUE           VALUE     JANUARY 1, 2005     ENDED
                                                  JANUARY 1,       JUNE 30,     TO JUNE 30,     JUNE 30,
                                                    2005            2005          2005(b)        2005(c)
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH PORTFOLIO
CLASS O     ACTUAL .............................  $1,000.00       $1,012.40        $4.04          0.81%
            HYPOTHETICAL(a) ....................   1,000.00        1,020.78         4.06          0.81
CLASS S     ACTUAL .............................   1,000.00        1,011.10         5.29          1.06
            HYPOTHETICAL(a) ....................   1,000.00        1,019.54         5.31          1.06
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
CLASS O     ACTUAL .............................  $1,000.00       $1,034.10        $4.59          0.91%
            HYPOTHETICAL(a) ....................   1,000.00        1,020.28         4.56          0.91
CLASS S     ACTUAL .............................   1,000.00        1,032.80         5.85          1.16
            HYPOTHETICAL(a) ....................   1,000.00        1,019.04         5.81          1.16
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
CLASS O     ACTUAL .............................  $1,000.00       $1,002.20        $3.72          0.75%
            HYPOTHETICAL(a) ....................   1,000.00        1,021.08         3.76          0.75
CLASS S     ACTUAL .............................   1,000.00        1,001.70         5.06          1.02
            HYPOTHETICAL(a) ....................   1,000.00        1,019.74         5.11          1.02
ALGER AMERICAN BALANCED PORTFOLIO
CLASS O     ACTUAL .............................  $1,000.00       $1,014.40        $4.05          0.81%
            HYPOTHETICAL(a) ....................   1,000.00        1,020.78         4.06          0.81
CLASS S     ACTUAL .............................   1,000.00        1,012.70         5.29          1.06
            HYPOTHETICAL(a) ....................   1,000.00        1,019.54         5.31          1.06

THE ALGER AMERICAN FUND
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)


================================================================================

                                                                                                RATIO OF
                                                                                               EXPENSES TO
                                                                                                 AVERAGE
                                                                                 EXPENSES      NET ASSETS
                                                  BEGINNING        ENDING       PAID DURING      FOR THE
                                                   ACCOUNT         ACCOUNT      THE PERIOD     SIX MONTHS
                                                    VALUE           VALUE     JANUARY 1, 2005     ENDED
                                                  JANUARY 1,       JUNE 30,     TO JUNE 30,     JUNE 30,
                                                    2005            2005          2005(b)        2005(c)
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
CLASS O     ACTUAL .............................  $1,000.00       $1,006.50        $4.28          0.86%
            HYPOTHETICAL(a) ....................   1,000.00        1,020.53         4.31          0.86
CLASS S     ACTUAL .............................   1,000.00        1,005.50         5.47          1.10
            HYPOTHETICAL(a) ....................   1,000.00        1,019.34         5.51          1.10
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
CLASS O     ACTUAL .............................  $1,000.00       $1,010.50        $4.54          0.91%
            HYPOTHETICAL(a) ....................   1,000.00        1,020.28         4.56          0.91
CLASS S     ACTUAL .............................   1,000.00        1,009.30         5.78          1.16
            HYPOTHETICAL(a) ....................   1,000.00        1,019.04         5.81          1.16
-------------------------------------------------------------------------------------------------------------------

(a) 5% annual return before expenses.

(b) Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(c) Annualized.

THE ALGER AMERICAN FUND
PORTFOLIO SUMMARY* (UNAUDITED)


================================================================================

                                                  AMERICAN      AMERICAN SMALL   AMERICAN INCOME      AMERICAN         AMERICAN
                                                   GROWTH       CAPITALIZATION     AND GROWTH       MIDCAP GROWTH  LEVERAGED ALLCAP
SECTORS                                           PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary .........................     21.5%            14.0%            11.8%             27.6%             9.5%
Consumer Staples ...............................      7.2              1.8             12.8               0.7              6.9
Energy .........................................     11.5              8.5              9.7              11.7              7.6
Financials .....................................      4.8              9.0             15.6               4.4              7.7
Health Care ....................................     27.0             19.8              9.5              21.5             27.4
Industrials ....................................      6.6             11.2             16.6               7.3             10.4
Information Technology .........................     16.5             25.6             11.5              20.5             26.5
Materials ......................................     --                2.7              0.8               0.8              1.4
Telecommunication Services .....................      2.6              2.3              6.4               1.9              1.9
Utilities ......................................     --               --                2.8              --               --
Cash and Net Other Assets ......................      2.3              5.1              2.5               3.6              0.7
                                                    ------           ------           ------            ------           ------
 ...............................................    100.0%           100.0%           100.0%            100.0%           100.0%
                                                    ======           ======           ======            ======           ======

SECTORS/SECURITY TYPES                               AMERICAN BALANCED PORTFOLIO
--------------------------------------------------------------------------------
Consumer Discretionary ..............................            14.1%
Consumer Staples ....................................             4.7
Energy ..............................................             7.6
Financials ..........................................             3.3
Health Care .........................................            17.6
Industrials .........................................             4.4
Information Technology ..............................            11.1
Materials ...........................................              --
Telecommunications Services .........................             1.7
                                                                ------
  Total Common Stocks ...............................            64.5
                                                                ------
Corporate Obligations ...............................            14.1
U.S. Agency Obligations .............................             8.7
U.S. Treasury Obligations ...........................             9.5
                                                                ------
  Total Obligations .................................            32.3
                                                                ------
Cash and Net Other Assets ...........................             3.2
                                                                ------
                                                                100.0%
                                                                ======

--------------------------------------------------------------------------------

  * Based on net assets for each Portfolio.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)


================================================================================

   SHARES     COMMON STOCKS--97.7%                        VALUE
   ------                                                 -----

              AEROSPACE & DEFENSE--2.5%
  147,200     Boeing Company ...................... $  9,715,200
  129,100     General Dynamics Corporation ........   14,141,614
                                                    ------------
                                                      23,856,814
                                                    ------------

              BEVERAGES--1.2%
  215,300     PepsiCo, Inc. .......................   11,611,129
                                                    ------------

              BIOTECHNOLOGY--3.2%
  237,600     Amgen Inc.* .........................   14,365,296
  195,900     Genentech, Inc.* ....................   15,726,852
                                                    ------------
                                                      30,092,148
                                                    ------------

              BUILDING & CONSTRUCTION--1.5%
  169,900     Pulte Homes Inc. ....................   14,314,075
                                                    ------------

              CAPITAL MARKETS--1.0%
  173,400     Merrill Lynch & Co., Inc. ...........    9,538,734
                                                    ------------

              COMMUNICATION EQUIPMENT--1.6%
  414,600     Corning Incorporated* ...............    6,890,652
  482,000     Nokia Oyj ADR# ......................    8,020,480
                                                    ------------
                                                      14,911,132
                                                    ------------

              COMMUNICATION TECHNOLOGY--.8%
  284,500     Nextel Partners, Inc. Cl. A* ........    7,160,865
                                                    ------------

              COMPUTERS & PERIPHERALS--3.2%
  643,700     Apple Computer, Inc.* ...............   23,694,597
  507,150     EMC Corporation* ....................    6,953,027
                                                    ------------
                                                      30,647,624
                                                    ------------

              COMPUTER TECHNOLOGY--.9%
  220,900     NAVTEQ*+ ............................    8,213,062
                                                    ------------

              CONSUMER PRODUCTS--1.5%
  522,700     Eastman Kodak Company ...............   14,034,495
                                                    ------------

              DIVERSIFIED FINANCIAL SERVICES--1.7%
  202,600     Franklin Resources, Inc. ............   15,596,148
                                                    ------------

              ELECTRICAL EQUIPMENT--.8%
  162,400     Rockwell Automation, Inc. ...........    7,910,504
                                                    ------------

              ENERGY EQUIPMENT & SERVICES--5.4%
  311,600     National-Oilwell Varco Inc.* ........   14,813,464
  181,600     Suncor Energy, Inc. .................    8,593,312
  280,000     Transocean Inc.* ....................   15,111,600
  665,500     Williams Companies, Inc. (The) ......   12,644,500
                                                    ------------
                                                      51,162,876
                                                    ------------

              FINANCIAL INFORMATION SERVICES--.6%
  193,500     Genworth Financial Inc. Cl. A .......    5,849,505
                                                    ------------

              FOOD & BEVERAGES--.9%
  165,600     Yum! Brands, Inc. ...................    8,624,448
                                                    ------------

              FOOD & STAPLES RETAILING--2.3%
  498,400     CVS Corporation .....................   14,488,488
  150,000     Wal-Mart Stores, Inc. ...............    7,230,000
                                                    ------------
                                                      21,718,488
                                                    ------------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--2.8%
   68,600     Beckman Coulter, Inc. ...............    4,360,902
  229,500     Medtronic, Inc. .....................   11,885,805
  119,400     St. Jude Medical, Inc.* .............    5,207,034
  138,800     Varian Medical Systems, Inc.* .......    5,181,404
                                                    ------------
                                                      26,635,145
                                                    ------------

              HEALTH CARE PROVIDERS &
                SERVICES--12.1%
  109,800     AmerisourceBergen Corporation .......    7,592,670
  325,700     Caremark Rx, Inc.* ..................   14,500,164
  198,000     CIGNA Corporation ...................   21,191,940
  532,050     HCA, Inc. ...........................   30,151,274
  557,900     Health Management Associates, Inc.
                Cl. A .............................   14,605,822
  237,800     Humana Inc.* ........................    9,450,172
  141,500     Medco Health Solutions, Inc.* .......    7,550,440
  136,700     PacifiCare Health Systems, Inc.* ....    9,767,215
                                                    ------------
                                                     114,809,697
                                                    ------------

              HOTELS, RESTAURANTS & LEISURE--2.5%
  199,000     Harrah's Entertainment, Inc. ........   14,341,930
  383,700     Hilton Hotels Corporation ...........    9,151,245
                                                    ------------
                                                      23,493,175
                                                    ------------

              INDUSTRIAL CONGLOMERATES--2.1%
  665,000     Tyco International Ltd. .............   19,418,000
                                                    ------------

              INSURANCE--1.6%
   87,000     American International Group, Inc. ..    5,054,700
  246,300     St. Paul Travelers Companies, Inc.
                (The) .............................    9,736,239
                                                    ------------
                                                      14,790,939
                                                    ------------

              INTERNET & CATALOG RETAIL--2.8%
  452,600     eBay Inc.* ..........................   14,940,326
  727,650     Netflix Inc.* .......................   11,940,737
                                                    ------------
                                                      26,881,063
                                                    ------------

              INTERNET SOFTWARE & SERVICES--3.5%
   57,500     Google Inc. Cl. A* ..................   16,913,625
  453,950     Yahoo! Inc.* ........................   15,729,368
                                                    ------------
                                                      32,642,993
                                                    ------------

              MACHINERY--1.2%
  120,600     Caterpillar Inc. ....................   11,494,386
                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED) (CONT'D)


================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                     VALUE
   ------                                                 -----

              MEDIA--7.1%
  344,800     Disney (Walt) Company ............... $  8,682,064
1,005,400     News Corporation Cl. A ..............   16,267,372
1,686,700     Sirius Satellite Radio Inc.* ........   10,929,816
  915,100     XM Satellite Radio Holdings Inc.
                Cl. A*+ ...........................   30,802,266
                                                    ------------
                                                      66,681,518
                                                    ------------

              METALS & MINING--1.4%
  249,900     Peabody Energy Corporation ..........   13,004,795
                                                    ------------

              MULTILINE RETAIL--1.9%
  147,800     Federated Department Stores, Inc. ...   10,830,784
  138,250     Penny, (JC) Co. Inc. ................    7,269,185
                                                    ------------
                                                      18,099,969
                                                    ------------

              OIL & GAS--5.5%
  116,200     Canadian Natural Resources Ltd. .....    4,227,356
  238,700     Enterprise Products Partners L.P. ...    6,394,773
  491,300     Exxon Mobil Corporation .............   28,235,011
  311,900     Sasol Ltd. ADR# .....................    8,415,062
  130,200     Talisman Energy Inc. ................    4,891,614
                                                    ------------
                                                      52,163,816
                                                    ------------

              PERSONAL PRODUCTS--2.2%
  206,300     Avon Products, Inc. .................    7,808,455
  264,550     Gillette Company (The) ..............   13,394,167
                                                    ------------
                                                      21,202,622
                                                    ------------

              PHARMACEUTICALS--8.7%
  109,200     Johnson & Johnson ...................    7,098,000
  190,300     Novartis AG ADR# ....................    9,027,832
  772,200     Pfizer Inc. .........................   21,297,276
  215,200     Sanofi-Aventis ADR# .................    8,821,048
  990,300     Schering-Plough Corporation .........   18,875,118
  388,200     Wyeth ...............................   17,274,900
                                                    ------------
                                                      82,394,174
                                                    ------------

              RETAIL--1.0%
  505,800     Saks Incorporated* ..................    9,595,025
                                                    ------------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--3.2%
  600,500     Intel Corporation ...................   15,649,030
  192,650     Linear Technology Corporation .......    7,068,329
  348,600     National Semiconductor Corporation ..    7,679,658
                                                    ------------
                                                      30,397,017
                                                    ------------

              SOFTWARE--3.4%
  734,680     Microsoft Corporation ...............   18,249,451
1,064,100     Oracle Corporation* .................   14,046,120
                                                    ------------
                                                      32,295,571
                                                    ------------

              SPECIALTY RETAIL--1.0%
   166,500    Lowe's Companies, Inc. ..............    9,693,630
                                                    ------------

              TEXTILES, APPAREL & LUXURY
                GOODS--1.3%
   224,200    Coach, Inc.* ........................    7,526,394
   111,900    Polo Ralph Lauren Corporation
                Cl. A .............................    4,824,009
                                                    ------------
                                                      12,350,403
                                                    ------------

              TOBACCO--1.5%
   215,000    Altria Group, Inc. ..................   13,901,900
                                                    ------------

              WIRELESS TELECOMMUNICATION
                SERVICES--1.8%
   685,300    Sprint Corporation ..................   17,194,176
                                                    ------------

              TOTAL COMMON STOCKS
                (COST $863,276,383) ...............  924,382,061
                                                    ------------

  CONTRACTS   PURCHASED OPTIONS--.1%
  ---------

              PUT OPTIONS
       728    NAVTEQ/January/35+ ..................      192,920
       925    XM Satellite Radio
                Holdings/October/32.5+ ............      185,000
     3,108    XM Satellite Radio
                Holdings/January/32.5+ ............      854,700
                                                    ------------

              TOTAL PURCHASED PUT OPTIONS
                (COST $1,696,301) .................    1,232,620
                                                    ------------
  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--2.4%
  ---------

              U.S. AGENCY OBLIGATIONS--2.4%
$20,900,000   Federal Home Loan Banks, 3.03%,
                7/1/05 ............................   20,900,000
  1,372,000   Federal Home Loan Banks, 3.03%,
                7/15/05+ ..........................    1,370,383
                                                    ------------
                                                      22,270,383
                                                    ------------

              SECURITIES HELD UNDER
               REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 2.80%, 7/1/05, with
                Bear, Stearns & Co. Inc. dtd
                6/30/05, repurchase price $153,263;
                collaterized by U.S. Treasury Bonds
                (par value $415,000 due
                11/15/27) .........................      153,251
                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $22,423,634) ................   22,423,634
                                                    ------------

TOTAL INVESTMENTS
  (COST $887,396,318)(a) .................. 100.2%   948,038,315
Liabilities in Excess of Other Assets .....   (.2)    (1,879,390)
                                            -----   ------------
NET ASSETS ................................ 100.0%  $946,158,925
                                            =====   ============

--------------------------------------------------------------------------------

  * Non-income producing security.

  # American Depositary Receipts.

  + All or a portion of the securities are pledged as collateral for options written.

(a) At June 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $887,396,318 amounted to $60,641,997 which consisted of aggregate gross unrealized appreciation of $71,801,379 and aggregate gross unrealized depreciation of $11,159,382.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN--JUNE 30, 2005 (UNAUDITED)


================================================================================

                                             SHARES
                                             SUBJECT
  CONTRACTS                                  TO CALL      VALUE
  ---------                                  -------      -----

              CALL OPTIONS WRITTEN
      728     NAVTEQ/January/40 ...........  72,800     $200,200
    3,108     XM Satellite Radio Holdings/
                January/40 ................ 310,800      528,360
                                                    ------------
              TOTAL
                (PREMIUMS RECEIVED $600,345)             728,560
                                                    ------------

              PUT OPTIONS WRITTEN
      728     NAVTEQ/January/30 ...........  72,800       98,280
      925     XM Satellite Radio Holdings/
                October/30 ................  92,500      101,750
    3,108     XM Satellite Radio Holdings/
                January/30 ................ 310,800      621,600
      475     XM Satellite Radio Holdings/
                October/27.5 ..............  47,500       30,400
                                                    ------------
              TOTAL
                (PREMIUMS RECEIVED $1,152,293)           852,030
                                                    ------------
              TOTAL OPTIONS WRITTEN
                (PREMIUMS RECEIVED $1,752,638)      $  1,580,590
                                                    ============

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)


================================================================================

   SHARES     COMMON STOCKS--94.9%                        VALUE
   ------                                                 -----

              AEROSPACE & DEFENSE--3.4%
  380,600     BE Aerospace, Inc.* ................. $  5,948,778
  154,400     Esterline Technologies
                Corporation* ......................    6,188,352
  166,000     SI International Inc.* ..............    4,973,360
                                                    ------------
                                                      17,110,490
                                                    ------------

              AIRLINES--.8%
  457,900     AirTran Holdings, Inc.* .............    4,226,417
                                                    ------------

              APPAREL--.2%
   45,100     Volcom, Inc.* .......................    1,207,327
                                                    ------------

              BIOTECHNOLOGY--4.5%
  267,100     Alkermes, Inc.* .....................    3,531,062
  336,850     Encysive Pharmaceuticals Inc.* ......    3,641,349
  178,000     Protein Design Labs, Inc.* ..........    3,597,380
  195,500     Rigel Pharmaceuticals, Inc.* ........    3,894,360
  207,000     Theravance, Inc.* ...................    3,519,000
  250,400     Vertex Pharmaceuticals
                Incorporated* .....................    4,216,736
                                                    ------------
                                                      22,399,887
                                                    ------------

              BUSINESS SERVICES--.8%
   72,600     MicroStrategy Incorporated Cl. A* ...    3,850,704
                                                    ------------

              CAPITAL MARKETS--2.9%
   71,760     Affiliated Managers Group, Inc.* ....    4,903,361
  113,500     Greenhill & Co., Inc. ...............    4,597,885
  123,100     National Financial Partners
                Corporation .......................    4,818,134
                                                    ------------
                                                      14,319,380
                                                    ------------

              CHEMICALS--1.8%
  138,050     Lubrizol Corporation ................    5,799,481
  127,700     Westlake Chemical Corporation .......    3,128,650
                                                    ------------
                                                       8,928,131
                                                    ------------

              COMMERCIAL BANKS--1.2%
  227,200     Boston Private Financial Holdings,
                Inc. ..............................    5,725,440
       50     Westcorp ............................        2,621
                                                    ------------
                                                       5,728,061
                                                    ------------

              COMMERCIAL SERVICES &
                SUPPLIES--4.2%
  128,650     CoStar Group Inc.* ..................    5,609,140
  242,750     FTI Consulting, Inc.* ...............    5,073,475
  273,700     Gevity HR, Inc. .....................    5,482,211
  138,800     Universal Technical Institute
                Inc.* .............................    4,608,160
                                                    ------------
                                                      20,772,986
                                                    ------------

              COMMUNICATION EQUIPMENT--2.4%
  499,450     Arris Group Inc.* ...................    4,350,210
  169,800     NETGEAR, Inc.* ......................    3,158,280
  433,900     Powerwave Technologies, Inc.* .......    4,434,458
                                                    ------------
                                                      11,942,948
                                                    ------------

              COMPUTERS & PERIPHERALS--3.2%
  173,900     Applied Films Corporation* ..........    4,451,840
   63,650     Avid Technology, Inc.* ..............    3,391,272
  564,600     Maxtor Corporation* .................    2,935,920
  481,200     Silicon Image, Inc.* ................    4,937,112
                                                    ------------
                                                      15,716,144
                                                    ------------

              COMPUTER SERVICES--1.0%
  233,500     Open Solutions Inc.* ................    4,742,385
                                                    ------------

              CONSTRUCTION & ENGINEERING--.9%
  115,300     URS Corporation* ....................    4,306,455
                                                    ------------

              ENERGY EQUIPMENT & SERVICES--2.9%
  207,500     Hornbeck Offshore Services, Inc.* ...    5,621,175
   95,300     Lone Star Technologies, Inc.* .......    4,336,150
  280,900     Pioneer Drilling Company* ...........    4,286,534
                                                    ------------
                                                      14,243,859
                                                    ------------

              FINANCIAL INFORMATION SERVICES--1.3%
  184,300     GFI Group Inc.* .....................    6,561,080
                                                    ------------

              FOOD & STAPLES RETAILING--1.0%
  164,900     Performance Food Group Co.* .........    4,981,629
                                                    ------------

              FOOD PRODUCTS--.8%
   92,900     Ralcorp Holdings, Inc.* .............    3,822,835
                                                    ------------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--4.5%
   87,900     Haemonetics Corporation* ............    3,572,256
   65,400     Hologic, Inc.* ......................    2,599,650
  222,600     Illumina, Inc.* .....................    2,686,782
  142,000     Immucor, Inc.* ......................    4,110,900
  103,300     Intuitive Surgical, Inc.* ...........    4,817,912
  111,500     Sybron Dental Specialties, Inc.* ....    4,194,630
                                                    ------------
                                                      21,982,130
                                                    ------------

              HEALTH CARE PROVIDERS &
                SERVICES--7.6%
  145,050     Psychiatric Solutions, Inc.* ........    7,065,386
   98,100     Sierra Health Services, Inc.* .......    7,010,226
  106,600     Sunrise Senior Living Inc.* .........    5,754,268
  289,100     Symbion, Inc.* ......................    6,895,035
  188,400     VCA Antech, Inc.* ...................    4,568,700
  169,900     WellCare Health Plans Inc.* .........    6,033,149
                                                    ------------
                                                      37,326,764
                                                    ------------

              HOTELS, RESTAURANTS & LEISURE--2.4%
  221,162     Applebee's International, Inc. ......    5,858,581
   99,600     Red Robin Gourmet Burgers Inc.* .....    6,173,208
                                                    ------------
                                                      12,031,789
                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED) (CONT'D)


================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                     VALUE
   ------                                                 -----

              INFORMATION TECHNOLOGY
                SERVICES--2.2%
   83,350     Global Payments Inc. ................ $  5,651,130
  227,900     Kanbay International Inc.* ..........    5,266,769
                                                    ------------
                                                      10,917,899
                                                    ------------

              INSURANCE--2.7%
  199,400     Ohio Casualty Corporation ...........    4,821,492
  150,400     Platinum Underwriters Holdings,
                Inc. ..............................    4,785,728
  159,250     Universal American Financial
                Corp.* ............................    3,602,235
                                                    ------------
                                                      13,209,455
                                                    ------------

              INTERNET SOFTWARE & SERVICES--3.6%
  282,350     aQuantive, Inc.* ....................    5,003,242
  589,400     IVillage Inc.* ......................    3,524,612
   84,300     Netease.com Inc. ADR*# ..............    4,814,373
  277,166     Openwave Systems, Inc.* .............    4,545,522
                                                    ------------
                                                      17,887,749
                                                    ------------

              LEISURE EQUIPMENT & PRODUCTS--1.1%
  158,750     LIFE TIME FITNESS, Inc.* ............    5,208,588
                                                    ------------

              MACHINERY--3.8%
  127,400     Actuant Corporation Cl. A* ..........    6,107,556
   84,100     Bucyrus International, Inc. .........    3,194,118
  146,500     Gardner Denver Inc.* ................    5,139,220
  135,300     Watts Water Technologies, Inc.
                Cl. A .............................    4,531,197
                                                    ------------
                                                      18,972,091
                                                    ------------

              MEDIA--4.4%
  830,500     Harris Interactive Inc.* ............    4,044,535
   99,490     Media General, Inc. Cl. A ...........    6,442,972
   27,000     NeuStar, Inc. Cl. A* ................      691,200
  631,900     Spanish Broadcasting System, Inc.
                Cl. A* ............................    6,312,681
  384,950     World Wrestling Entertainment,
                Inc. ..............................    4,396,129
                                                    ------------
                                                      21,887,517
                                                    ------------

              MEDICAL TECHNOLOGY--.5%
   66,150     Syneron Medical Ltd.* ...............    2,420,429
                                                    ------------

              METALS & MINING--1.8%
  198,900     Alpha Natural Resources, Inc.* ......    4,749,732
   72,650     Cleveland-Cliffs Inc. ...............    4,196,264
                                                    ------------
                                                       8,945,996
                                                    ------------

              OIL & GAS--4.7%
  833,100     Grey Wolf, Inc.* ....................    6,173,271
  245,600     Range Resources Corporation .........    6,606,640
  239,110     Todco* ..............................    6,137,954
  113,200     Whiting Petroleum Corporation* ......    4,110,292
                                                    ------------
                                                      23,028,157
                                                    ------------

              PHARMACEUTICALS--1.5%
  252,100     Impax Laboratories, Inc.* ...........    3,957,970
  148,600     MGI Pharma, Inc.* ...................    3,233,536
                                                    ------------
                                                       7,191,506
                                                    ------------

              RETAIL--.5%
  175,700     Retail Ventures, Inc.* ..............    2,396,547
                                                    ------------

              ROAD & RAIL--1.0%
  170,100     Landstar Systems, Inc.* .............    5,123,411
                                                    ------------

              SEMICONDUCTOR CAPITAL
                EQUIPMENT--2.7%
  164,600     FormFactor Inc.* ....................    4,348,732
  361,790     SiRF Technology Holdings, Inc.* .....    6,396,447
  147,900     Veeco Instruments Inc.* .............    2,407,812
                                                    ------------
                                                      13,152,991
                                                    ------------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--3.8%
  162,400     ATMI, Inc.* .........................    4,711,224
  248,800     Microsemi Corporation* ..............    4,677,440
  164,700     Photronics, Inc.* ...................    3,844,098
  187,400     Semtech Corporation* ................    3,120,210
  107,950     Trident Microsystems, Inc.* .........    2,449,386
                                                    ------------
                                                      18,802,358
                                                    ------------

              SPECIALTY RETAIL--4.6%
   82,300     A.C. Moore Arts & Crafts Inc.* ......    2,601,503
  192,700     AnnTaylor Stores Corporation* .......    4,678,756
   64,500     DSW Inc. Cl. A* .....................    1,609,275
   78,950     Guitar Center, Inc.* ................    4,608,312
  151,800     Pacific Sunwear of California,
                Inc.* .............................    3,489,882
  195,500     PETCO Animal Supplies, Inc.* ........    5,732,060
                                                    ------------
                                                      22,719,788
                                                    ------------

              SOFTWARE--5.2%
   99,350     Cerner Corporation* .................    6,752,820
  116,650     Fair Isaac Corporation ..............    4,257,725
  126,850     Hyperion Solutions Corporation* .....    5,104,444
  277,000     Quest Software, Inc.* ...............    3,775,510
  364,100     Verifone Holdings Inc.* .............    5,916,625
                                                    ------------
                                                      25,807,124
                                                    ------------

              THRIFTS & MORTGAGE FINANCE--.9%
  287,300     Brookline Bancorp, Inc. .............    4,671,497
                                                    ------------

              WIRELESS TELECOMMUNICATION
                SERVICES--2.1%
  279,700     InPhonic, Inc.* .....................    4,301,785
  759,000     UbiquiTel Inc.* .....................    6,193,440
                                                    ------------
                                                      10,495,225
                                                    ------------

              TOTAL COMMON STOCKS
                (COST $399,017,320) ...............  469,039,729
                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED) (CONT'D)


================================================================================

  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--6.3%                VALUE
  ---------                                               -----

              U.S. AGENCY OBLIGATIONS--6.3%
$31,100,000   Federal Home Loan Banks, 2.46%,
                7/1/05 ............................ $ 31,100,000
                                                    ------------

              SECURITIES HELD UNDER REPURCHASE
                AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 2.80%, 7/1/05, with
                Bear, Stearns & Co. Inc. dtd
                6/30/05, repurchase price $199,777;
                collaterized by U.S. Treasury Bonds
                (par value $540,000 due
                11/15/27) .........................      199,762
                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $31,299,762) ................   31,299,762
                                                    ------------

TOTAL INVESTMENTS
  (COST $430,317,082)(a) .................. 101.2%   500,339,491
Liabilities in Excess of Other Assets .....  (1.2)    (5,929,696)
                                            -----   ------------
NET ASSETS ................................ 100.0%  $494,409,795
                                            =====   ============

--------------------------------------------------------------------------------

  * Non-income producing security.

  # American Depositary Receipts.

(a) At June 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $430,317,082 amounted to $70,022,409 which consisted of aggregate gross unrealized appreciation of $79,268,494 and aggregate gross unrealized depreciation of $9,246,085.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)


================================================================================

   SHARES     COMMON STOCKS--97.5%                        VALUE
   ------                                                 -----

              AEROSPACE & DEFENSE--5.3%
   30,200     BE Aerospace, Inc.* .................. $   472,026
   14,100     Boeing Company .......................     930,600
   12,300     General Dynamics Corporation .........   1,347,342
   35,000     United Technologies Corporation ......   1,797,250
                                                     -----------
                                                       4,547,218
                                                     -----------

              BEVERAGES--1.9%
   30,400     PepsiCo, Inc. ........................   1,639,472
                                                     -----------

              BIOTECHNOLOGY--2.3%
   21,750     Amgen Inc.* ..........................   1,315,005
   36,900     Vertex Pharmaceuticals
                Incorporated* ......................     621,396
                                                     -----------
                                                       1,936,401
                                                     -----------

              BUILDING & CONSTRUCTION--3.0%
   30,800     Pulte Homes Inc. .....................   2,594,900
                                                     -----------

              CAPITAL MARKETS--2.8%
   25,200     J.P. Morgan Chase & Co. ..............     890,064
   11,400     Merrill Lynch & Co., Inc. ............     627,114
   17,600     Morgan Stanley .......................     923,472
                                                     -----------
                                                       2,440,650
                                                     -----------

              CHEMICALS--.8%
   15,200     Dow Chemical Company (The) ...........     676,856
                                                     -----------

              COMMERCIAL BANKS--3.6%
   15,000     Wachovia Corporation .................     744,000
   37,800     Wells Fargo & Company ................   2,327,724
                                                     -----------
                                                       3,071,724
                                                     -----------

              COMMERCIAL SERVICES & SUPPLIES--.9%
   23,600     Education Management Corporation* ....     796,028
                                                     -----------

              COMMUNICATION EQUIPMENT--2.7%
   49,600     Cisco Systems, Inc.* .................     947,856
   81,200     Nokia Oyj ADR# .......................   1,351,168
                                                     -----------
                                                       2,299,024
                                                     -----------

              COMMUNICATION TECHNOLOGY--1.3%
   44,000     Nextel Partners, Inc. Cl. A* .........   1,107,480
                                                     -----------

              DIVERSIFIED FINANCIAL SERVICES--3.7%
   49,650     Citigroup Inc. .......................   2,295,320
    9,200     Lehman Brothers Holdings Inc. ........     913,376
                                                     -----------
                                                       3,208,696
                                                     -----------

              DIVERSIFIED TELECOMMUNICATION
                SERVICES--4.0%
   34,700     MCI Inc. .............................     892,137
   74,700     Verizon Communications Inc. ..........   2,580,885
                                                     -----------
                                                       3,473,022
                                                     -----------

              ELECTRICAL EQUIPMENT--1.9%
   34,200     Rockwell Automation, Inc. ............   1,665,882
                                                     -----------

              ELECTRIC UTILITIES--2.8%
   31,800     Entergy Corporation ..................   2,402,490
                                                     -----------

              ENERGY EQUIPMENT & SERVICES--4.1%
   17,300     National-Oilwell Varco Inc.* .........     822,442
   25,000     Schlumberger Limited .................   1,898,500
   14,200     Transocean Inc.* .....................     766,374
                                                     -----------
                                                       3,487,316
                                                     -----------

              FINANCIAL INFORMATION SERVICES--1.7%
   48,000     Genworth Financial Inc. Cl. A ........   1,451,040
                                                     -----------

              FOOD & STAPLES RETAILING--5.2%
   94,300     CVS Corporation ......................   2,741,301
   36,600     Wal-Mart Stores, Inc. ................   1,764,120
                                                     -----------
                                                       4,505,421
                                                     -----------

              HOTELS, RESTAURANTS & LEISURE--2.1%
   30,900     Starwood Hotels & Resorts Worldwide,
                Inc. ...............................   1,809,813
                                                     -----------

              HOUSEHOLD PRODUCTS--2.0%
   33,200     Procter & Gamble Company .............   1,751,300
                                                     -----------

              INDUSTRIAL CONGLOMERATES--7.6%
  112,950     General Electric Company .............   3,913,718
   90,100     Tyco International Ltd. ..............   2,630,920
                                                     -----------
                                                       6,544,638
                                                     -----------

              INSURANCE--1.4%
   31,000     St. Paul Travelers Companies, Inc.
                (The) ..............................   1,225,430
                                                     -----------

              INTERNET SOFTWARE & SERVICES--2.5%
    2,200     Google Inc. Cl. A* ...................     647,130
   43,800     Yahoo! Inc.* .........................   1,517,670
                                                     -----------
                                                       2,164,800
                                                     -----------

              MACHINERY--1.8%
   16,100     Caterpillar Inc. .....................   1,534,491
                                                     -----------

              MEDIA--5.3%
   92,600     News Corporation Cl. A ...............   1,498,268
   38,700     Viacom Inc. Cl. B ....................   1,239,174
   53,900     XM Satellite Radio Holdings Inc.
                Cl. A* .............................   1,814,274
                                                     -----------
                                                       4,551,716
                                                     -----------

              OIL & GAS--5.6%
   28,450     BP PLC Sponsored ADR# ................   1,774,711
   53,500     Exxon Mobil Corporation ..............   3,074,645
                                                     -----------
                                                       4,849,356
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED) (CONT'D)


================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                     VALUE
   ------                                                 -----

              PERSONAL PRODUCTS--2.1%
   24,000     Avon Products, Inc. .................. $   908,400
   17,800     Gillette Company (The) ...............     901,214
                                                     -----------
                                                       1,809,614
                                                     -----------

              PHARMACEUTICALS--9.7%
   25,200     Abbott Laboratories ..................   1,235,052
   45,575     Johnson & Johnson ....................   2,962,375
   22,300     Merck & Co. Inc. .....................     686,840
   89,600     Pfizer Inc. ..........................   2,471,168
   23,700     Sanofi-Aventis ADR# ..................     971,463
                                                     -----------
                                                       8,326,898
                                                     -----------

              RETAIL--.5%
    4,500     Neiman Marcus Group, Inc. Cl. A ......     436,140
                                                     -----------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--3.3%
  109,725     Intel Corporation ....................   2,859,434
                                                     -----------

              SOFTWARE--3.0%
  104,500     Microsoft Corporation ................   2,595,780
                                                     -----------

              TOBACCO--1.5%
   20,200     Altria Group, Inc. ...................   1,306,132
                                                     -----------

              WIRELESS TELECOMMUNICATION
                SERVICES--1.1%
   38,400     Sprint Corporation ...................     963,456
                                                     -----------

              TOTAL COMMON STOCKS
                (COST $76,004,605) .................  84,032,617
                                                     -----------

 PRINCIPAL
  AMOUNT      SHORT-TERM INVESTMENTS--1.9%
 ---------

              U.S. AGENCY OBLIGATIONS--1.7%
$1,500,000    Federal Home Loan Banks, 2.46%,
                7/1/05 ............................. $ 1,500,000
                                                     -----------

              SECURITIES HELD UNDER REPURCHASE
                AGREEMENTS--.2%
              Securities Held Under Repurchase
                Agreements, 2.80%, 7/1/05, with
                Bear, Stearns & Co. Inc. dtd
                6/30/05, repurchase price $167,264;
                collaterized by U.S. Treasury Bonds
                (par value $455,000 due 11/15/27) ..     167,251
                                                     -----------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $1,667,251) ..................   1,667,251
                                                     -----------

TOTAL INVESTMENTS
  (COST $77,671,856)(a) ...................  99.4%    85,699,868
Other Assets in Excess of Liabilities .....    .6        519,595
                                            -----    -----------
Net Assets ................................ 100.0%   $86,219,463
                                            =====    ===========

----------------------------------------------------------------

  * Non-income producing security.

  # American Depositary Receipts.

(a) At June 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $77,671,856 amounted to $8,028,012 which consisted of aggregate gross unrealized appreciation of $9,608,299 and aggregate gross unrealized depreciation of $1,580,287.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)


================================================================================

    SHARES    COMMON STOCKS--64.5%                        VALUE
    ------                                                -----

              AEROSPACE & DEFENSE--1.7%
   33,700     Boeing Company ...................... $  2,224,200
   31,100     General Dynamics Corporation ........    3,406,694
                                                    ------------
                                                       5,630,894
                                                    ------------

              BEVERAGES--.8%
   49,250     PepsiCo, Inc. .......................    2,656,053
                                                    ------------

              BIOTECHNOLOGY--2.2%
   61,300     Amgen Inc.* .........................    3,706,198
   44,800     Genentech, Inc.* ....................    3,596,544
                                                    ------------
                                                       7,302,742
                                                    ------------

              BUILDING & CONSTRUCTION--1.0%
   38,900     Pulte Homes Inc. ....................    3,277,325
                                                    ------------

              CAPITAL MARKETS--.7%
   39,700     Merrill Lynch & Co., Inc. ...........    2,183,897
                                                    ------------

              COMMUNICATION EQUIPMENT--1.0%
   93,600     Corning Incorporated* ...............    1,555,632
  110,300     Nokia Oyj ADR# ......................    1,835,392
                                                    ------------
                                                       3,391,024
                                                    ------------

              COMMUNICATION TECHNOLOGY--.5%
   65,000     Nextel Partners, Inc. Cl. A* ........    1,636,050
                                                    ------------

              COMPUTERS & PERIPHERALS--2.3%
  165,000     Apple Computer, Inc.* ...............    6,073,650
  116,100     EMC Corporation* ....................    1,591,731
                                                    ------------
                                                       7,665,381
                                                    ------------

              CONSUMER PRODUCTS--1.0%
  119,100     Eastman Kodak Company ...............    3,197,835
                                                    ------------

              DIVERSIFIED FINANCIAL SERVICES--1.1%
   46,350     Franklin Resources, Inc. ............    3,568,023
                                                    ------------

              ELECTRICAL EQUIPMENT--.6%
   37,200     Rockwell Automation, Inc. ...........    1,812,012
                                                    ------------

              ENERGY EQUIPMENT & SERVICES--3.6%
   71,100     National-Oilwell Varco Inc.* ........    3,380,094
   41,600     Suncor Energy, Inc. .................    1,968,512
   64,000     Transocean Inc.* ....................    3,454,080
  153,400     Williams Companies, Inc. (The) ......    2,914,600
                                                    ------------
                                                      11,717,286
                                                    ------------

              FINANCIAL INFORMATION SERVICES--.4%
   44,300     Genworth Financial Inc. Cl. A .......    1,339,189
                                                    ------------

              FOOD & BEVERAGES--.6%
   37,800     Yum! Brands, Inc. ...................    1,968,624
                                                    ------------

              FOOD & STAPLES RETAILING--1.5%
  114,200     CVS Corporation .....................    3,319,794
   34,350     Wal-Mart Stores, Inc. ...............    1,655,670
                                                    ------------
                                                       4,975,464
                                                    ------------

              HEALTH CARE EQUIPMENT &
                SUPPLIES*--1.8%
   15,700     Beckman Coulter, Inc. ...............      998,049
   52,600     Medtronic, Inc. .....................    2,724,154
   27,200     St. Jude Medical, Inc.* .............    1,186,192
   31,600     Varian Medical Systems, Inc.* .......    1,179,628
                                                    ------------
                                                       6,088,023
                                                    ------------

              HEALTH CARE PROVIDERS &
                SERVICES--7.9%
   25,100     AmerisourceBergen Corporation .......    1,735,665
   74,400     Caremark Rx, Inc.* ..................    3,312,288
   45,200     CIGNA Corporation ...................    4,837,756
  121,600     HCA, Inc. ...........................    6,891,072
  127,600     Health Management Associates, Inc.
                Cl. A .............................    3,340,568
   54,400     Humana Inc.* ........................    2,161,856
   32,400     Medco Health Solutions, Inc.* .......    1,728,864
   31,200     PacifiCare Health Systems, Inc.* ....    2,229,240
                                                    ------------
                                                      26,237,309
                                                    ------------

              HOTELS, RESTAURANTS & LEISURE--1.6%
   45,500     Harrah's Entertainment, Inc. ........    3,279,185
   87,800     Hilton Hotels Corporation ...........    2,094,030
                                                    ------------
                                                       5,373,215
                                                    ------------

              INDUSTRIAL CONGLOMERATES--1.3%
  152,000     Tyco International Ltd. .............    4,438,400
                                                    ------------

              INSURANCE--1.1%
   26,100     American International Group, Inc. ..    1,516,410
   56,400     St. Paul Travelers Companies, Inc.
                (The) .............................    2,229,492
                                                    ------------
                                                       3,745,902
                                                    ------------

              INTERNET & CATALOG RETAIL--1.9%
  103,600     eBay Inc.* ..........................    3,419,836
  166,500     Netflix Inc.* .......................    2,732,265
                                                    ------------
                                                       6,152,101
                                                    ------------

              INTERNET SOFTWARE & SERVICES--2.3%
   13,200     Google Inc. Cl. A* ..................    3,882,780
  103,900     Yahoo! Inc.* ........................    3,600,135
                                                    ------------
                                                       7,482,915
                                                    ------------

              MACHINERY--.8%
   27,500     Caterpillar Inc. ....................    2,621,025
                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED) (CONT'D)


================================================================================

    SHARES    COMMON STOCKS--(CONT'D)                     VALUE
    ------                                                -----

              MEDIA--4.6%
   78,900     Disney (Walt) Company ............... $  1,986,702
  230,100     News Corporation Cl. A ..............    3,723,018
  385,700     Sirius Satellite Radio Inc.* ........    2,499,336
  209,950     XM Satellite Radio Holdings Inc.
                Cl. A* ............................    7,066,917
                                                    ------------
                                                      15,275,973
                                                    ------------

              METALS & MINING--.9%
   57,100     Peabody Energy Corporation ..........    2,971,484
                                                    ------------

              MULTILINE RETAIL--1.3%
   33,700     Federated Department Stores, Inc. ...    2,469,536
   31,600     Penny, (JC) Co. Inc. ................    1,661,528
                                                    ------------
                                                       4,131,064
                                                    ------------

              COMPUTER TECHNOLOGY--.6%
   48,900     NAVTEQ* .............................    1,818,102
                                                    ------------

              OIL & GAS--3.6%
   26,600     Canadian Natural Resources Ltd. .....      967,708
   54,500     Enterprise Products Partners L.P. ...    1,460,055
  112,400     Exxon Mobil Corporation .............    6,459,628
   71,400     Sasol Ltd. ADR# .....................    1,926,372
   29,800     Talisman Energy Inc. ................    1,119,586
                                                    ------------
                                                      11,933,349
                                                    ------------

              PERSONAL PRODUCTS--1.5%
   47,200     Avon Products, Inc. .................    1,786,520
   60,500     Gillette Company (The) ..............    3,063,115
                                                    ------------
                                                       4,849,635
                                                    ------------

              PHARMACEUTICALS--5.7%
   25,000     Johnson & Johnson ...................    1,625,000
   43,400     Novartis AG ADR# ....................    2,058,896
  176,700     Pfizer Inc. .........................    4,873,386
   49,100     Sanofi-Aventis ADR# .................    2,012,609
  226,600     Schering-Plough Corporation .........    4,318,996
   88,800     Wyeth ...............................    3,951,600
                                                    ------------
                                                      18,840,487
                                                    ------------

              RETAIL--.7%
  115,300     Saks Incorporated* ..................    2,187,241
                                                    ------------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--2.1%
  137,350     Intel Corporation ...................    3,579,341
   44,000     Linear Technology Corporation .......    1,614,360
   79,600     National Semiconductor Corporation ..    1,753,588
                                                    ------------
                                                       6,947,289
                                                    ------------

              SOFTWARE--2.3%
  167,900     Microsoft Corporation ...............    4,170,636
  260,300     Oracle Corporation* .................    3,435,960
                                                    ------------
                                                       7,606,596
                                                    ------------

              SPECIALTY RETAIL--.7%
   37,950     Lowe's Companies, Inc. ..............    2,209,449
                                                    ------------

              TEXTILES, APPAREL & LUXURY GOODS--.9%
   51,300     Coach, Inc.* ........................    1,722,141
   25,600     Polo Ralph Lauren Corporation
                Cl. A .............................    1,103,616
                                                    ------------
                                                       2,825,757
                                                    ------------

              TOBACCO--1.0%
   49,000     Altria Group, Inc. ..................    3,168,340
                                                    ------------

              WIRELESS TELECOMMUNICATION
                SERVICES--1.2%
  156,750     Sprint Corporation ..................    3,932,857
                                                    ------------

              TOTAL COMMON STOCKS
                (COST $199,122,022) ...............  213,158,312
                                                    ------------

PRINCIPAL
 AMOUNT       CORPORATE BONDS--14.1%
---------

              AEROSPACE & DEFENSE--.5%
$ 836,719     Systems 2001 Asset Trust Cl. G,
                6.66%, 9/15/13(a) .................      912,559
1,038,000     United Technologies, 4.875%,
                11/1/06 ...........................    1,050,352
                                                    ------------
                                                       1,962,911
                                                    ------------

              AUTOMOTIVE--.6%
  790,000     DaimlerChrysler N. A. Holding Corp.,
                4.05%, 6/4/08 .....................      778,428
1,276,000     General Motors Acceptance, 6.875%,
                9/15/11 ...........................    1,179,301
                                                    ------------
                                                       1,957,729
                                                    ------------

              BEVERAGES--.3%
  825,000     Anheuser-Busch Companies, Inc.,
                7.00%, 12/1/25 ....................      861,967
                                                    ------------

              BUILDING & CONSTRUCTION--.2%
  650,000     Pulte Homes Inc., 5.20%, 2/15/15 ....      644,158
                                                    ------------

              BUILDING PRODUCTS--.1%
  350,000     Masco Corporation, 4.80%, 6/15/15 ...      348,481
                                                    ------------

              CABLE--.4%
1,350,000     Cox Communications, Inc., 5.45%,
                12/15/14 ..........................    1,380,443
                                                    ------------

              CAPITAL MARKETS--.6%
1,950,000     Goldman Sachs Group, Inc., 4.75%,
                7/15/13 ...........................    1,951,591
                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED) (CONT'D)


================================================================================

PRINCIPAL
 AMOUNT       CORPORATE BONDS--(CONT'D)                   VALUE
---------                                                 -----

              COMMERCIAL BANKS--2.4%
$1,575,000    Associates Corp. North America,
                6.95,% 11/1/18 .................... $  1,902,069
 1,175,000    Bank of America Corp., 5.375%,
                6/15/14 ...........................    1,250,709
 1,890,000    Key Bank NA, 4.41%, 3/18/08 .........    1,899,197
   600,000    Synovus Financial Corp., 5.125%,
                6/15/17(a) ........................      611,816
 1,915,000    Wells Fargo & Co. Sr. Global Notes,
                6.375%, 8/1/11 ....................    2,120,154
                                                    ------------
                                                       7,783,945
                                                    ------------

              COMPUTERS & PERIPHERALS--.5%
 1,500,000    International Business Machines
                Corp., 6.50%, 1/15/28 .............    1,775,928
                                                    ------------

              DIVERSIFIED FINANCIAL SERVICES--.3%

   750,000    JPMorgan Chase & Co., 7.00%,
                11/15/09 ..........................      825,736
                                                    ------------

              DIVERSIFIED TELECOMMUNICATION
                SERVICES--.9%
 1,840,000    Telecom Italia Capital, 4.95%,
                9/30/14(a) ........................    1,825,208
 1,068,000    Verizon New York Inc., Series A,
                6.875%, 4/1/12 ....................    1,181,931
                                                    ------------
                                                       3,007,139
                                                    ------------

              ELECTRIC UTILITIES--.5%
 1,500,000    Con Edison Company Of New York,
                5.625%, 7/1/12 ....................    1,604,919
                                                    ------------

              ENERGY EQUIPMENT & SERVICES--.5%
 1,500,000    Baker Hughes Inc., 6.25%, 1/15/09 ...    1,600,934
                                                    ------------

              FINANCE--.6%
 1,565,000    Caterpillar Financial Services
                Corporation, 3.70%, 8/15/08 .......    1,542,932
   500,000    Toll Brothers Finance Corp., 5.15%,
                5/15/15(a) ........................      497,508
                                                    ------------
                                                       2,040,440
                                                    ------------

              GAS UTILITIES--.6%
 2,000,000    Kinder Morgan Energy Partners, L.P.
                5.80%, 3/15/35 ....................    2,021,104
                                                    ------------

              HEALTH CARE PROVIDERS &
                SERVICES--.3%
 1,000,000    Manor Care, Inc., 6.25%, 5/1/13 .....    1,071,843
                                                    ------------

              HOTELS, RESTAURANTS & LEISURE--.2%
   650,000    Marriott International, 4.625%,
                6/15/12 ...........................      644,533
                                                    ------------

              INSURANCE--1.5%
 1,850,000    Berkshire Hathaway Fin, Corp., 4.85%,
                1/15/15(a) ........................    1,870,898
 2,175,000    Markel Corp., 7.00%, 5/15/08 ........    2,313,574
   500,000    W. R. Berkley Corporation, 5.60%,
                5/15/15 ...........................      510,157
   300,000    Willis Group North America, 5.625%,
                7/15/15 ...........................      302,503
                                                    ------------
                                                       4,997,132
                                                    ------------

              MEDIA--.3%
   748,000    Comcast Corporation , 6.50%,
                1/15/15 ...........................      835,255
   284,000    Liberty Media Corporation Floating
                Rate Note, 4.91%, 9/17/06 .........      285,820
                                                    ------------
                                                       1,121,075
                                                    ------------

              METALS & MINING--.2%
   650,000    Alcan Inc., 5.00%, 6/1/15 ...........      654,260
                                                    ------------

              MULTI-UTILITIES UNREGULATED
                POWER--.3%
 1,070,000    Duke Energy Corporation, 5.625%,
                11/30/12 ..........................    1,136,769
                                                    ------------

              OIL & GAS--1.0%
 1,895,000    Canadian Natural Resources, 4.90%,
                12/1/14 ...........................    1,906,410
 1,225,000    Nexen Inc., 5.875%, 3/10/35 .........    1,249,380
                                                    ------------
                                                       3,155,790
                                                    ------------

              OIL & GAS EXTRACTION--.2%
   500,000    Enterprise Products, 5.00%, 3/1/15 ..      491,894
                                                    ------------

              PHARMACEUTICALS--.6%
 1,855,000    Merck & Co. Inc., 4.75%, 3/1/15 .....    1,875,156
                                                    ------------

              THRIFTS & MORTGAGE FINANCE--.5%
 1,590,000    Washington Mutual, Inc., 4.625%,
                4/1/14 ............................    1,550,844
                                                    ------------

              TOTAL CORPORATE BONDS
                (COST $45,858,821) ................   46,466,721
                                                    ------------

              U.S. GOVERNMENT & AGENCY
                OBLIGATIONS--18.2%
              Federal Home Loan Banks,
 1,000,000      6.38%, 8/15/06 ....................    1,026,918
 1,000,000      6.75%, 8/15/07 ....................    1,059,128
 3,200,000      4.10%, 6/13/08 ....................    3,196,976
   850,000      3.75%, 8/15/08 ....................      845,328
 2,387,359      4.84%, 1/25/12 ....................    2,421,678
 1,230,000      5.50%, 5/18/15 ....................    1,240,856
              Federal Home Loan Mortgage
                Corporation,
 2,000,000      4.13%, 11/18/09 ...................    2,000,908
 2,350,000      4.50%, 11/15/11 ...................    2,358,011

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED) (CONT'D)


================================================================================



PRINCIPAL     U.S. GOVERNMENT & AGENCY
 AMOUNT         OBLIGATIONS--(CONT'D)                     VALUE
---------                                                 -----

              Federal National Mortgage
                Association,
$  500,000     6.96%, 4/2/07 ...................... $    526,594
 1,300,000      6.625%, 10/15/07 ..................    1,379,148
 1,380,000      3.25%, 8/15/08 ....................    1,355,319
 1,500,000      3.85%, 4/14/09 ....................    1,496,449
 2,390,000      4.30%, 1/19/10 ....................    2,394,825
 1,515,000      4.40%, 3/8/10 .....................    1,518,435
 1,900,000      5.00%, 4/19/10 ....................    1,917,879
 2,117,546      4.80%, 4/25/10 ....................    2,142,692
 1,230,000      3.00%, 7/16/13 ....................    1,221,031
   508,000      6.625%, 11/15/30 ..................      661,518
              U.S. Treasury Bonds,
 2,094,000      7.50%, 11/15/16 ...................    2,745,186
 1,000,000      5.25%, 11/15/28 ...................    1,142,461
 2,440,000      5.375%, 2/15/31 ...................    2,879,964
              U.S. Treasury Notes,
 1,550,000      6.50%, 8/15/05 ....................    1,556,783
 4,000,000      3.75%, 3/31/07 ....................    4,007,344
   230,000      4.375%, 5/15/07 ...................      233,135
 6,385,000      3.00%, 11/15/07 ...................    6,294,218
   132,000      3.125%, 9/15/08 ...................      129,803
 1,626,000      3.125%, 4/15/09 ...................    1,593,925
   880,000      3.625%, 7/15/09 ...................      877,354
 4,100,000      3.50%, 11/15/09 ...................    4,065,248
 1,900,000      4.25%, 8/15/13 ....................    1,948,095
   900,000      4.25% 11/15/14 ....................      921,411
 2,825,000      4.00%, 2/15/15 ....................    2,835,927
                                                    ------------

              TOTAL U.S. GOVERNMENT & AGENCY
                OBLIGATIONS (COST $59,509,543) ....   59,994,547
                                                    ------------

              SHORT-TERM INVESTMENTS--3.0%

              U.S. AGENCY OBLIGATIONS--3.0%
9,900,000     Federal Home Loan Banks, 2.46%,
                7/1/05 ............................    9,900,000
                                                    ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 2.80%, 7/1/05, with
                Bear, Stearns & Co. Inc. dtd
                6/30/05, repurchase price $156,894;
                collaterized by U.S. Treasury Bonds
                (par value $425,000 due
                11/15/27) .........................      156,882
                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $10,056,882) ................   10,056,882
                                                    ------------

TOTAL INVESTMENTS
  (COST $314,547,268)(B) ..................  99.8%   329,676,462
Other Assets in Excess of Liabilities .....     .2       610,811
                                            -----   ------------
NET ASSETS ................................ 100.0%  $330,287,273
                                            =====   ============

--------------------------------------------------------------------------------

  * Non-income producing security.

  # American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 0.2% of net assets of the Portfolio.

(b) At June 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $314,547,268 amounted to $15,129,194 which consisted of aggregate gross unrealized appreciation of $18,160,422 and aggregate gross unrealized depreciation of $3,031,228.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)


================================================================================

   SHARES     COMMON STOCKS--96.4%                        VALUE
   ------                                                 -----

             AEROSPACE & DEFENSE--1.0%
    63,825    L-3 Communications Holdings, Inc. ... $  4,887,718
                                                    ------------

              BIOTECHNOLOGY--3.5%
    85,600    Celgene Corporation* ................    3,489,912
   144,450    Charles River Laboratories
                International, Inc.* ..............    6,969,713
   251,450    Vertex Pharmaceuticals
                Incorporated* .....................    4,234,418
    65,400    Vicuron Pharmaceuticals Inc.* .......    1,824,660
                                                    ------------
                                                      16,518,703
                                                    ------------

              BUILDING & CONSTRUCTION--2.2%
    56,950    Pulte Homes Inc. ....................    4,798,037
    52,050    Toll Brothers, Inc.* ................    5,285,678
                                                    ------------
                                                      10,083,715
                                                    ------------

              CAPITAL MARKETS--1.0%
    66,145    Affiliated Managers Group, Inc.* ....    4,519,688
                                                    ------------

              COMMERCIAL SERVICES &
                SUPPLIES--2.3%
   248,400    Education Management Corporation* ...    8,378,532
    78,500    Monster Worldwide Inc.* .............    2,251,380
                                                    ------------
                                                      10,629,912
                                                    ------------

              COMMUNICATION EQUIPMENT--1.6%
   377,750    Arris Group Inc.* ...................    3,290,203
 1,141,750    Brocade Communications Systems,
                Inc.* .............................    4,429,990
                                                    ------------
                                                       7,720,193
                                                    ------------

              COMMUNICATION TECHNOLOGY--1.4%
   251,450    Nextel Partners, Inc. Cl. A* ........    6,328,996
                                                    ------------

              COMPUTERS & PERIPHERALS--4.8%
   275,850    Apple Computer, Inc.* ...............   10,154,039
   215,700    PalmOne, Inc.* ......................    6,421,389
   413,250    Western Digital Corporation* ........    5,545,815
                                                    ------------
                                                      22,121,243
                                                    ------------

              COMPUTER SERVICES--.8%
   268,700    Akamai Technologies, Inc.* ..........    3,528,031
                                                    ------------

              COMPUTER TECHNOLOGY--2.2%
    71,500    Cogent Inc.* ........................    2,041,325
   224,300    NAVTEQ*+ ............................    8,339,474
                                                    ------------
                                                      10,380,799
                                                    ------------

              CONSTRUCTION & ENGINEERING--.4%
    74,450    Chicago Bridge & Iron Company N.V. ..    1,701,927
                                                    ------------

              DIVERSIFIED FINANCIAL SERVICES--1.6%
   378,850    CapitalSource Inc.* .................    7,436,825
                                                    ------------

              ELECTRICAL EQUIPMENT--1.5%
   141,800    Rockwell Automation, Inc. ...........    6,907,078
                                                    ------------

              ELECTRIC AND ELECTRONIC
                  EQUIPMENT--1.3%
    87,950    Roper Industries, Inc. ..............    6,276,991
                                                    ------------

              ELECTRONIC EQUIPMENT &
                INSTRUMENTS--.7%
    86,750    Trimble Navigation Limited* .........    3,380,647
                                                    ------------

              ENERGY EQUIPMENT & SERVICES--6.8%
   109,750    BJ Services Company .................    5,759,680
   209,400    Lone Star Technologies, Inc.*+ ......    9,527,700
   214,000    National-Oilwell Varco Inc.* ........   10,173,560
    43,200    Transocean Inc.* ....................    2,331,504
   205,750    Williams Companies, Inc. (The) ......    3,909,250
                                                    ------------
                                                      31,701,694
                                                    ------------

              FINANCIAL INFORMATION SERVICES--1.1%
   162,150    Genworth Financial Inc. Cl. A .......    4,901,794
                                                    ------------

              FINANCIAL SERVICES--.7%
   309,400    Hudson City Bancorp Inc. ............    3,530,254
                                                    ------------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--2.9%
    55,200    Cooper Companies, Inc. (The) ........    3,359,472
    63,500    C.R. Bard, Inc. .....................    4,223,385
   128,200    Nektar Therapeutics* ................    2,158,888
    99,450    Varian Medical Systems, Inc.* .......    3,712,469
                                                    ------------
                                                      13,454,214
                                                    ------------

              HEALTH CARE PROVIDERS &
                SERVICES--11.5%
   122,450    AMERIGROUP Corporation* .............    4,922,490
   247,450    Community Health Systems Inc.* ......    9,351,135
   127,050    DaVita, Inc.* .......................    5,778,234
   331,950    Health Management Associates, Inc.
                Cl. A .............................    8,690,451
   179,350    Humana Inc.* ........................    7,127,369
   103,250    PacifiCare Health Systems, Inc.* ....    7,377,213
   108,850    Quest Diagnostics Incorporated ......    5,798,440
    44,100    Sunrise Senior Living Inc.* .........    2,380,518
   228,400    WebMD Corporation* ..................    2,345,668
                                                    ------------
                                                      53,771,518
                                                    ------------

              HOTELS, RESTAURANTS & LEISURE--4.2%
    91,300    Applebee's International, Inc. ......    2,418,537
    70,150    Harrah's Entertainment, Inc. ........    5,055,710
    93,550    Hilton Hotels Corporation ...........    2,231,167
    83,000    Kerzner International Limited* ......    4,726,850
    77,850    Penn National Gaming, Inc.* .........    2,841,525
    44,300    Wynn Resorts, Limited* ..............    2,094,061
                                                    ------------
                                                      19,367,850
                                                    ------------

              INFORMATION TECHNOLOGY
                SERVICES--1.0%
    66,000    Global Payments Inc. ................    4,474,800
                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED) (CONT'D)


================================================================================

   SHARES     COMMON STOCKS--(CONT'D)                     VALUE
   ------                                                 -----

              INTERNET & CATALOG RETAIL--2.3%
  650,700     Netflix Inc.* ....................... $ 10,677,987
                                                    ------------

              INTERNET SOFTWARE & SERVICES--1.4%
  117,900     Netease.com Inc. ADR*# ..............    6,733,269
                                                    ------------

              LEISURE & ENTERTAINMENT--2.7%
  306,500     CKX, Inc.* ..........................    3,943,123
  234,150     Shanda Interactive Entertainment
                Ltd.* .............................    8,614,378
                                                    ------------
                                                      12,557,501
                                                    ------------

              MACHINERY--2.5%
   95,150     Joy Global Inc. .....................    3,196,088
  200,550     Pentair, Inc. .......................    8,585,546
                                                    ------------
                                                      11,781,634
                                                    ------------

              MACHINERY--OIL WELL EQUIPMENT &
                SERVICES--1.2%
  197,200     Patterson-UTI Energy, Inc. ..........    5,488,076
                                                    ------------

              MEDIA--10.4%
  211,425     DreamWorks Animation SKG, Inc.
                Cl. A* ............................    5,539,335
  862,000     Gemstar-TV Guide International,
                Inc.* .............................    3,094,580
  128,750     Lamar Advertising Company, Cl. A* ...    5,506,637
   87,450     Liberty Global Inc. Cl. A* ..........    4,081,292
   19,800     NeuStar, Inc. Cl. A* ................      506,880
1,606,400     Sirius Satellite Radio Inc.* ........   10,409,472
  175,400     Univision Communications Inc.
                Cl. A* ............................    4,832,270
  432,000     XM Satellite Radio Holdings Inc.
                Cl. A*+ ...........................   14,541,120
                                                    ------------
                                                      48,511,586
                                                    ------------

              METALS & MINING--3.1%
   63,550     Cleveland-Cliffs Inc. ...............    3,670,648
  209,800     Peabody Energy Corporation ..........   10,917,992
                                                    ------------
                                                      14,588,640
                                                    ------------

              OIL & GAS--3.0%
  132,050     Enterprise Products Partners L.P. ...    3,537,619
   98,550     EOG Resources, Inc. .................    5,597,640
  131,950     Talisman Energy Inc. ................    4,957,362
                                                    ------------
                                                      14,092,621
                                                    ------------

              PERSONAL CARE--1.1%
   63,500     Bausch & Lomb Incorporated. .........    5,270,500
                                                    ------------

              PHARMACEUTICALS--2.4%
  102,700     MGI Pharma, Inc.* ...................    2,234,752
  147,950     Sepracor Inc.* ......................    8,878,480
                                                    ------------
                                                      11,113,232
                                                    ------------

              RETAIL--2.5%
   83,500     Estee Lauder Companies Inc. Cl. A ...    3,267,355
  429,450     Saks Incorporated* ..................    8,146,667
                                                    ------------
                                                      11,414,022
                                                    ------------

              SEMICONDUCTOR CAPITAL
                EQUIPMENT--.5%
  141,800     SiRF Technology Holdings, Inc.* .....    2,507,024
                                                    ------------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--3.2%
  303,050     ATI Technologies Inc.* ..............    3,591,142
  104,450     Linear Technology Corporation .......    3,832,271
  112,300     National Semiconductor Corporation ..    2,473,969
  225,500     Teradyne, Inc.* .....................    2,699,235
   67,400     Tessera Technologies Inc.* ..........    2,251,834
                                                    ------------
                                                      14,848,451
                                                    ------------

              SOFTWARE--.8%
  137,800     Take-Two Interactive Software,
                Inc.* .............................    3,507,010
                                                    ------------

              SPECIALTY RETAIL--1.6%
   55,800     Electronics Boutique Holdings
                Corp.* ............................    3,542,742
  135,100     PETsMART, Inc. ......................    4,100,285
                                                    ------------
                                                       7,643,027
                                                    ------------

              TEXTILES, APPAREL & LUXURY
                GOODS--2.7%
  237,000     Coach, Inc.* ........................    7,956,090
  211,950     Fossil, Inc.* .......................    4,811,265
                                                    ------------
                                                      12,767,355
                                                    ------------

              WIRELESS TELECOMMUNICATION
                SERVICES--.5%
   32,500     NII Holdings Inc.* ..................    2,078,050
                                                    ------------

              TOTAL COMMON STOCKS
                (COST $406,638,752) ...............  449,204,575
                                                    ------------

  CONTRACTS   PURCHASED OPTIONS--.2%
  ---------

              PUT OPTIONS
      525     Lone Star Technologies,
                Inc./November/45+ .................      241,500
      767     NAVTEQ/January/35+ ..................      203,255
      500     XM Satellite Radio
                Holdings/October/32.5+ ............      100,000
    1,680     XM Satellite Radio
                Holdings/January/32.5+ ............      462,000
                                                    ------------
              TOTAL PURCHASED PUT OPTIONS
                (COST $1,284,185) .................    1,006,755
                                                    ------------

 PRINCIPAL
  AMOUNT      SHORT-TERM INVESTMENTS--3.2%
 ---------

              U.S. AGENCY OBLIGATIONS--3.2%
$14,400,000   Federal Home Loan Banks, 2.46%,
                7/1/05 ............................   14,400,000
    650,000   Federal Home Loan Banks, 3.03%,
                7/15/05+ ..........................      649,234
                                                    ------------
                                                      15,049,234
                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED) (CONT'D)


================================================================================

              SHORT-TERM INVESTMENTS--(CONT'D)            VALUE
                                                          -----

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 2.80%, 7/1/05, with
                Bear, Stearns & Co. Inc. dtd
                6/30/05, repurchase price $100,832;
                collaterized by U.S. Treasury Bonds
                (par value $275,000 due
                11/15/27) ......................... $    100,825
                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $15,150,059) ................   15,150,059
                                                    ------------
TOTAL INVESTMENTS
  (COST $423,072,996)(a) .................   99.8%   465,361,389
Other Assets in Excess of Liabilities ....     .2        836,787
                                            -----   ------------
NET ASSETS ...............................  100.0%  $466,198,176
                                            =====   ============

--------------------------------------------------------------------------------

  * Non-income producing security.

  # American Depositary Receipts.

  + All or a portion of the securities are pledged as collateral for options written.

(a) At June 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $423,072,996 amounted to $42,288,393 which consisted of aggregate gross unrealized appreciation of $52,801,939 and aggregate gross unrealized depreciation of $10,513,546.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF OPTIONS WRITTEN--JUNE 30, 2005 (UNAUDITED)


================================================================================

                                            SHARES
                                            SUBJECT
  CONTRACTS                                 TO CALL       VALUE
  ---------                                 -------       -----

              CALL OPTIONS WRITTEN
      525     Lone Star Technologies, Inc./
                November/55 ...............  52,500 $    105,000
      767     NAVTEQ/January/40 ...........  76,700      210,925
    1,680     XM Satellite Radio Holdings/
                January/40 ................ 168,000      285,600
                                                    ------------
              TOTAL
                (PREMIUMS RECEIVED $525,218)             601,525
                                                    ------------

              PUT OPTIONS WRITTEN
      525     Lone Star Technologies, Inc./
                November/40 ...............  52,500      126,000
      767     NAVTEQ/January/30 ...........  76,700      103,545
      500     XM Satellite Radio Holdings/
                October/30 ................  50,000       55,000
    1,680     XM Satellite Radio Holdings/
                January/30 ................ 168,000      336,000
      225     XM Satellite Radio Holdings/
                October/27.5 ..............  22,500       14,400
                                                    ------------
              TOTAL
                (PREMIUMS RECEIVED $797,968)             634,945
                                                    ------------
              TOTAL OPTIONS WRITTEN
                (PREMIUMS RECEIVED $1,323,186)      $  1,236,470
                                                    ============

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)


================================================================================

   SHARES     COMMON STOCKS--99.3%                        VALUE
   ------                                                 -----

              AEROSPACE & DEFENSE--3.1%
   36,800     General Dynamics Corporation ........ $  4,031,072
   35,500     Lockheed Martin Corporation .........    2,302,885
   93,200     United Technologies Corporation .....    4,785,820
                                                    ------------
                                                      11,119,777
                                                    ------------

              AIR FREIGHT & LOGISTICS--1.8%
   90,300     UTI Worldwide, Inc. .................    6,286,686
                                                    ------------

              BIOTECHNOLOGY--6.1%
   31,000     Affymetrix Inc.* ....................    1,671,830
   70,400     Amgen Inc.* .........................    4,256,384
   40,700     Biogen Idec Inc.* ...................    1,402,115
   47,000     Celgene Corporation* ................    1,916,190
   80,000     Genentech, Inc.* ....................    6,422,400
   79,400     Gilead Sciences, Inc.* ..............    3,492,806
   36,800     Onyx Pharmaceuticals, Inc.* .........      878,784
  100,300     Vertex Pharmaceuticals
                Incorporated* .....................    1,689,052
                                                    ------------
                                                      21,729,561
                                                    ------------

              BUSINESS SERVICES--.1%
    6,700     MicroStrategy Incorporated Cl. A* ...      355,368
                                                    ------------

              CAPITAL MARKETS--.9%
   85,700     Ameritrade Holding Corporation* .....    1,593,163
   32,100     Merrill Lynch & Co., Inc. ...........    1,765,821
                                                    ------------
                                                       3,358,984
                                                    ------------

              CHEMICALS--.5%
   40,600     Lubrizol Corporation ................    1,705,606
                                                    ------------

              COMMERCIAL BANKS--.7%
   41,150     Wells Fargo & Company ...............    2,534,017
                                                    ------------

              COMMERCIAL SERVICES & SUPPLIES--.4%
   45,900     First Marblehead Corporation
                (The)* ............................    1,609,254
                                                    ------------

              COMMUNICATION EQUIPMENT--2.5%
  210,400     Brocade Communications Systems,
                Inc.* .............................      816,352
  393,000     Nokia Oyj ADR# ......................    6,539,520
   45,850     QUALCOMM Inc. .......................    1,513,509
                                                    ------------
                                                       8,869,381
                                                    ------------

              COMMUNICATION TECHNOLOGY--1.2%
  173,800     Nextel Partners, Inc. Cl. A* ........    4,374,546
                                                    ------------

              COMPUTERS & PERIPHERALS--2.5%
  119,200     Apple Computer, Inc.* ...............    4,387,752
  137,600     EMC Corporation* ....................    1,886,496
   39,400     Memc Electronic Materials, Inc.* ....      621,338
   13,000     PalmOne, Inc.* ......................      387,010
  126,100     Western Digital Corporation* ........    1,692,262
                                                    ------------
                                                       8,974,858
                                                    ------------

              COMPUTER SOFTWARE--.9%
  163,100     Check Point Software Technologies
                Ltd.* .............................    3,229,380
                                                    ------------

              COMPUTER TECHNOLOGY--2.2%
  209,900     NAVTEQ* .............................    7,804,082
                                                    ------------

              DIVERSIFIED FINANCIAL SERVICES--2.4%
  138,300     Citigroup Inc. ......................    6,393,609
   23,600     Lehman Brothers Holdings Inc. .......    2,343,008
                                                    ------------
                                                       8,736,617
                                                    ------------

              ENERGY EQUIPMENT & SERVICES--4.0%
  231,700     National-Oilwell Varco Inc.* ........   11,015,018
   41,600     Schlumberger Limited ................    3,159,104
                                                    ------------
                                                      14,174,122
                                                    ------------

              FINANCIAL INFORMATION SERVICES--1.0%
  120,600     Genworth Financial Inc. Cl. A .......    3,645,738
                                                    ------------

              FINANCIAL SERVICES--.7%
  225,700     Hudson City Bancorp Inc. ............    2,575,237
                                                    ------------

              FOOD & STAPLES RETAILING--4.6%
  342,600     CVS Corporation .....................    9,959,382
   99,100     Performance Food Group Co.* .........    2,993,811
   74,300     Wal-Mart Stores, Inc. ...............    3,581,260
                                                    ------------
                                                      16,534,453
                                                    ------------

              FREIGHT & LOGISTICS--.9%
   37,800     FedEx Corp. .........................    3,062,178
                                                    ------------

              HEALTH CARE--.8%
   42,000     WellPoint Inc.* .....................    2,924,880
                                                    ------------

              HEALTH CARE EQUIPMENT &
                SUPPLIES--2.8%
   55,300     Beckman Coulter, Inc. ...............    3,515,421
   33,500     Biomet, Inc. ........................    1,160,440
   44,400     Fisher Scientific International
                Inc.* .............................    2,881,560
   55,200     St. Jude Medical, Inc.* .............    2,407,272
                                                    ------------
                                                       9,964,693
                                                    ------------

              HEALTH CARE PROVIDERS &
                SERVICES--6.2%
   38,600     AmerisourceBergen Corporation .......    2,669,190
   75,200     Caremark Rx, Inc.* ..................    3,347,904
   34,600     CIGNA Corporation ...................    3,703,238
   40,000     Community Health Systems Inc.* ......    1,511,600
   71,000     HCA, Inc. ...........................    4,023,570
   18,000     McKesson Corporation ................      806,220
   54,800     PacifiCare Health Systems, Inc.* ....    3,915,460
   44,800     UnitedHealth Group Incorporated .....    2,335,872
                                                    ------------
                                                      22,313,054
                                                    ------------

              HOTELS, RESTAURANTS & LEISURE--1.2%
  171,900     Hilton Hotels Corporation ...........    4,099,815
                                                    ------------

              HOUSEHOLD PRODUCTS--1.2%
   83,000     Procter & Gamble Company ............    4,378,250
                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED) (CONT'D)


================================================================================

    SHARES    COMMON STOCKS--(CONT'D)                     VALUE
    ------                                                -----

              INDUSTRIAL CONGLOMERATES--3.1%
  158,100     General Electric Company ............ $  5,478,165
  191,600     Tyco International Ltd. .............    5,594,720
                                                    ------------
                                                      11,072,885
                                                    ------------

              INFORMATION TECHNOLOGY
                SERVICES--.2%
   32,700     Kanbay International Inc.* ..........      755,697
                                                    ------------

              INSURANCE--1.4%
   32,500     American International Group, Inc. ..    1,888,250
   80,100     St. Paul Travelers Companies, Inc.
                (The) .............................    3,166,353
                                                    ------------
                                                       5,054,603
                                                    ------------

              INTERNET SOFTWARE & SERVICES--7.1%
   48,100     Google Inc. Cl A* ...................   14,148,615
   73,100     Netease.com Inc. ADR*# ..............    4,174,741
  206,500     Yahoo! Inc.* ........................    7,155,225
                                                    ------------
                                                      25,478,581
                                                    ------------

              LEISURE & ENTERTAINMENT--2.1%
  206,400     Shanda Interactive Entertainment
                Ltd.* .............................    7,593,456
                                                    ------------

              MACHINERY--.7%
   26,100     Caterpillar Inc. ....................    2,487,591
                                                    ------------

              MACHINERY--OIL WELL EQUIPMENT &
                SERVICES--.6%
   84,550     Patterson-UTI Energy, Inc. ..........    2,353,027
                                                    ------------

              MEDIA--3.6%
   28,250     NeuStar, Inc. Cl. A* ................      723,200
  349,200     News Corporation Cl. A ..............    5,650,056
  227,200     Time Warner Inc.* ...................    3,796,512
   83,500     Viacom Inc. Cl. B ...................    2,673,670
                                                    ------------
                                                      12,843,438
                                                    ------------

              METALS & MINING--2.9%
   40,900     Alpha Natural Resources, Inc.* ......      976,692
  118,000     Peabody Energy Corporation ..........    6,140,720
   34,500     Phelps Dodge Corporation ............    3,191,250
                                                    ------------
                                                      10,308,662
                                                    ------------

              MULTILINE RETAIL--1.9%
  119,900     Kohl's Corporation* .................    6,703,609
                                                    ------------

              OIL & GAS--1.0%
   58,300     BP PLC Sponsored ADR# ...............    3,636,754
                                                    ------------

              PERSONAL CARE--.6%
   24,800     Bausch & Lomb Incorporated ..........    2,058,400
                                                    ------------

              PERSONAL PRODUCTS--1.1%
   74,400     Gillette Company (The) ..............    3,766,872
                                                    ------------

              PHARMACEUTICALS--10.9%
   40,900     Abbott Laboratories .................    2,004,509
   34,600     AstraZeneca PLC Sponsored ADR# ......    1,427,596
   37,100     Eli Lilly and Company ...............    2,066,841
  210,325     IVAX Corporation* ...................    4,521,988
  117,600     Johnson & Johnson ...................    7,644,000
   37,500     MGI Pharma, Inc.* ...................      816,000
   67,800     Novartis AG ADR# ....................    3,216,432
  203,400     Pfizer Inc. .........................    5,609,772
   71,800     Sanofi-Aventis ADR# .................    2,943,082
  182,600     Schering-Plough Corporation .........    3,480,356
   39,100     Sepracor Inc.* ......................    2,346,391
   66,100     Wyeth ...............................    2,941,450
                                                    ------------
                                                      39,018,417
                                                    ------------

              RETAIL--.1%
    3,700     Neiman Marcus Group, Inc. Cl. A .....      358,604
                                                    ------------

              ROAD & RAIL--.9%
   68,800     Burlington Northern Santa Fe
                Corporation .......................    3,239,103
                                                    ------------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT--4.6%
   97,300     ATI Technologies Inc.* ..............    1,153,005
   52,000     Broadcom Corporation Cl. A* .........    1,846,520
  183,600     Intel Corporation ...................    4,784,616
  103,300     Marvell Technology Group Ltd.* ......    3,929,532
   86,500     Photronics, Inc.* ...................    2,018,910
  366,100     Skyworks Solutions, Inc.* ...........    2,698,157
                                                    ------------
                                                      16,430,740
                                                    ------------

              SOFTWARE--4.3%
   41,600     Intuit Inc.* ........................    1,876,576
  228,500     Microsoft Corporation ...............    5,675,940
  450,200     Oracle Corporation* .................    5,942,640
  124,750     Verifone Holdings Inc.* .............    2,027,188
                                                    ------------
                                                      15,522,344
                                                    ------------

              SPECIALTY RETAIL--2.1%
   92,000     Bed Bath & Beyond Inc.* .............    3,843,760
   62,250     Lowe's Companies, Inc. ..............    3,624,195
                                                    ------------
                                                       7,467,955
                                                    ------------

              TEXTILES, APPAREL & LUXURY
                GOODS--.9%
   96,800     Coach, Inc.* ........................    3,249,575
                                                    ------------

              WIRELESS TELECOMMUNICATION
                SERVICES--.5%
   24,500     SpectraSite, Inc.* ..................    1,823,535
                                                    ------------

              TOTAL COMMON STOCKS
                (COST $324,060,710) ...............  355,584,385
                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED) (CONT'D)


================================================================================

 PRINCIPAL
  AMOUNT      SHORT-TERM INVESTMENTS--1.0%                VALUE
 ---------                                                -----

              U.S. AGENCY OBLIGATIONS--1.0%
$3,700,000    Federal Home Loan Banks, 2.46%,
                7/1/05 ...........................  $  3,700,000
                                                    ------------

              SECURITIES HELD UNDER REPURCHASE
                AGREEMENTS
              Securities Held Under Repurchase
                Agreements, 2.80%, 7/1/05, with
                Bear, Stearns & Co. Inc. dtd
                6/30/05, repurchase price $155,210;
                collaterized by U.S. Treasury Bonds
                (par value $420,000 due
                11/15/27) ........................       155,198
                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $3,855,198) ................     3,855,198
                                                    ------------

TOTAL INVESTMENTS
  (COST $327,915,908) ....................  100.3%   359,439,583
Liabilities in Excess of Other Assets ....   (0.3)    (1,210,128)
                                            -----   ------------
NET ASSETS ...............................  100.0%  $358,229,455
                                            =====   ============

--------------------------------------------------------------------------------

  * Non-income producing security.

  # American Depositary Receipts.

(a) At June 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $327,915,908 amounted to $31,523,675 which consisted of aggregate gross unrealized appreciation of $40,946,000 and aggregate gross unrealized depreciation of $9,422,325.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)


JUNE 30, 2005
================================================================================

                                                                            ALGER
                                                             ALGER         AMERICAN                        ALGER          ALGER
                                             ALGER         AMERICAN         INCOME          ALGER        AMERICAN       AMERICAN
                                           AMERICAN          SMALL            AND         AMERICAN        MIDCAP        LEVERAGED
                                            GROWTH      CAPITALIZATION      GROWTH        BALANCED        GROWTH         ALLCAP
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value   $  948,038,315   $ 500,339,491   $ 85,699,868   $329,676,462   $465,361,389   $ 359,439,583
  (identified cost*)--see accompanying
    schedules of investments
  Receivable for investment securities
    sold                                            --       2,093,510        480,712      1,877,648      3,297,605       9,336,826
  Receivable for shares of beneficial
    interest sold                               41,846           2,549             --            611        139,244          14,753
  Interest and dividends receivable            661,994          60,982         91,703      1,351,458         16,162         147,131
  Prepaid expenses                              74,698          19,965         22,453         17,648         21,317          17,864
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                         948,816,853     502,516,497     86,294,736    332,923,827    468,835,717     368,956,157
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for investment securities
    purchased                                       --       7,527,241             --      2,149,001        923,103      10,219,947
  Written options outstanding                1,580,590              --             --             --      1,236,470              --
  Payable for shares of beneficial
    interest redeemed                          275,963         142,921            511        216,300         83,157         182,960
  Accrued investment management fees           590,001         337,842         44,855        204,782        305,624         252,918
  Accrued expenses                             211,374          98,698         29,907         66,471         89,187          70,877
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                      2,657,928       8,106,702         75,273      2,636,554      2,637,541      10,726,702
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                              $  946,158,925   $ 494,409,795   $ 86,219,463   $330,287,273   $466,198,176   $ 358,229,455
====================================================================================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                       $1,328,585,657   $ 641,631,568   $118,115,710   $317,330,885   $411,026,843   $ 521,021,125
  Undistributed net investment
    income (accumulated loss)                1,111,213      (1,300,938)       469,096      1,715,449     (1,067,219)       (163,911)
  Undistributed net realized gain
    (accumulated loss)                    (444,351,990)   (215,943,244)   (40,393,355)    (3,888,255)    13,863,443    (194,151,434)
  Net unrealized appreciation               60,814,045      70,022,409      8,028,012     15,129,194     42,375,109      31,523,675
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                              $  946,158,925   $ 494,409,795   $ 86,219,463   $330,287,273   $466,198,176   $ 358,229,455
====================================================================================================================================
CLASS O
NET ASSET VALUE PER SHARE               $        35.47   $       20.95   $       9.96   $      13.51   $      20.07   $       30.71
====================================================================================================================================
CLASS S
NET ASSET VALUE PER SHARE               $        35.26   $       20.79   $      10.01   $      13.68   $      19.92   $       30.45
====================================================================================================================================
  Shares of beneficial interest
    outstanding--Note 6
CLASS O                                     26,335,059      22,235,348      8,652,892     21,279,821     22,840,366      11,203,986
====================================================================================================================================
CLASS S                                        343,329       1,372,779          1,058      3,135,263        392,129         462,997
====================================================================================================================================
*Identified cost                        $  887,396,318   $ 430,317,082   $ 77,671,856   $314,547,268   $423,072,996   $ 327,915,908
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30, 2005
================================================================================

                                                                             ALGER
                                                                 ALGER      AMERICAN                        ALGER          ALGER
                                                 ALGER         AMERICAN      INCOME          ALGER        AMERICAN       AMERICAN
                                               AMERICAN          SMALL         AND         AMERICAN        MIDCAP        LEVERAGED
                                                GROWTH      CAPITALIZATION   GROWTH        BALANCED        GROWTH         ALLCAP
                                               PORTFOLIO       PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Income:
       Interest                               $     85,309   $   324,796   $    32,710   $  2,508,460   $    139,372   $     92,093
       Dividends (net of foreign
         withholding taxes*)                     4,910,446       554,511       774,527      1,127,408        779,023      1,401,976
------------------------------------------------------------------------------------------------------------------------------------
         Total Income                            4,995,755       879,307       807,237      3,635,868        918,395      1,494,069
------------------------------------------------------------------------------------------------------------------------------------
     Expenses:
       Management fees--Note 3(a)                3,578,398     2,002,822       274,321      1,242,589      1,840,353      1,528,500
       Custodian fees                               58,095        32,776         9,303         31,281         38,639         27,988
       Professional fees                            35,899        18,219         3,901         12,513         17,688         13,418
       Distribution fees--Note 3(b)
         Class S                                    13,358        29,718            13         53,238          7,541         16,838
       Trustees' fees                                1,291         1,291         1,291          1,291          1,291          1,291
       Miscellaneous                               194,337        95,419        41,064         58,100         80,102         69,945
------------------------------------------------------------------------------------------------------------------------------------
         Total Expenses                          3,881,378     2,180,245       329,893      1,399,012      1,985,614      1,657,980
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                  1,114,377    (1,300,938)      477,344      2,236,856     (1,067,219)      (163,911)
------------------------------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
     GAIN ON INVESTMENTS AND OPTIONS
       Net realized gain on investments         61,016,950    17,984,332     5,396,750     13,432,859     16,944,366     19,209,284
       Net realized gain on options                 28,671            --            --             --         15,498             --
       Net change in unrealized appreciation
         (depreciation) on investments         (52,769,423)   (1,466,213)   (5,752,754)   (11,580,499)   (13,312,162)   (16,332,330)
       Net change in unrealized depreciation
         on options                               (291,633)           --            --             --       (190,714)            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized and unrealized gain
         (loss) on investments and options       7,984,565    16,518,119      (356,004)     1,852,360      3,456,988      2,876,954
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN
     NET ASSETS RESULTING
     FROM OPERATIONS                          $  9,098,942   $15,217,181   $   121,340   $  4,089,216   $  2,389,769   $  2,713,043
====================================================================================================================================
   *Foreign withholding taxes                 $      2,227   $        --   $       190   $        514   $        925   $     11,388
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2005
================================================================================

                                                            ALGER          ALGER                         ALGER           ALGER
                                            ALGER         AMERICAN       AMERICAN        ALGER          AMERICAN        AMERICAN
                                          AMERICAN          SMALL       INCOME AND      AMERICAN         MIDCAP         LEVERAGED
                                           GROWTH      CAPITALIZATION     GROWTH        BALANCED         GROWTH          ALLCAP
                                          PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)      $     1,114,377   $  (1,300,938)  $    477,344   $   2,236,856   $  (1,067,219)  $    (163,911)
   Net realized gain on investments
     and options                          61,045,621      17,984,332      5,396,750      13,432,859      16,959,864      19,209,284
   Net change in unrealized
     appreciation (depreciation)
     on investments and options          (53,061,056)     (1,466,213)    (5,752,754)    (11,580,499)    (13,502,876)    (16,332,330)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets
     resulting from operations             9,098,942      15,217,181        121,340       4,089,216       2,389,769       2,713,043
------------------------------------------------------------------------------------------------------------------------------------
   Dividends and distributions to
     shareholders from:
     Net investment income
     Class O                              (2,231,180)             --       (947,291)     (4,826,274)             --              --
     Class S                                 (14,708)             --            (89)       (623,154)             --              --
     Net realized gains
     Class O                                      --              --             --              --     (17,950,220)             --
     Class S                                      --              --             --              --        (284,657)             --
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions
     to shareholders                      (2,245,888)             --       (947,380)     (5,449,428)    (18,234,877)             --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) from shares of
     beneficial interest transactions:
     Class O                            (101,262,060)    (33,014,755)    (6,518,996)    (21,073,357)     (8,793,841)    (38,783,928)
     Class S                               2,593,025       5,637,973             89      (1,458,277)      3,333,294         192,679
------------------------------------------------------------------------------------------------------------------------------------
   Net decrease from shares of
     beneficial interest
     transactions--Note 6                (98,669,035)    (27,376,782)    (6,518,907)    (22,531,634)     (5,460,547)    (38,591,249)
------------------------------------------------------------------------------------------------------------------------------------
       Total decrease                    (91,815,981)    (12,159,601)    (7,344,947)    (23,891,846)    (21,305,655)    (35,878,206)
   Net Assets
     Beginning of period               1,037,974,906     506,569,396     93,564,410     354,179,119     487,503,831     394,107,661
------------------------------------------------------------------------------------------------------------------------------------
     End of period                   $   946,158,925   $ 494,409,795   $ 86,219,463   $ 330,287,273   $ 466,198,176   $ 358,229,455
====================================================================================================================================
     Undistributed net investment
        income (accumulated loss)    $     1,111,213   $  (1,300,938)  $    469,096   $   1,715,449   $  (1,067,219)  $    (163,911)
====================================================================================================================================


THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================

                                                            ALGER          ALGER                         ALGER           ALGER
                                            ALGER         AMERICAN       AMERICAN        ALGER          AMERICAN        AMERICAN
                                          AMERICAN          SMALL       INCOME AND      AMERICAN         MIDCAP         LEVERAGED
                                           GROWTH      CAPITALIZATION     GROWTH        BALANCED         GROWTH          ALLCAP
                                          PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)      $    2,242,724   $  (3,570,631)  $     941,426   $   4,791,441   $  (2,710,073)  $    (574,382)
   Net realized gain on investments     119,402,310      86,506,443       8,454,343      17,663,589      59,857,453      36,696,484
   Net change in unrealized
     appreciation (depreciation)
     on investments                     (69,563,062)     (8,480,666)     (2,457,605)     (7,195,886)     (3,611,901)     (6,646,763)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets
     resulting from operations           52,081,972      74,455,146       6,938,164      15,259,144      53,535,479      29,475,339
------------------------------------------------------------------------------------------------------------------------------------
   Dividends to shareholders from:
     Net investment income
     Class O                                     --              --        (528,379)     (4,594,189)             --              --
     Class S                                     --              --             (32)       (515,970)             --              --
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends to shareholders           --              --        (528,411)     (5,110,159)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) from shares of
     beneficial interest transactions:
     Class O                           (138,871,577)    (83,426,150)    (14,110,344)     (8,131,316)     15,230,794     (30,503,604)
     Class S                              7,079,912      14,908,180              31      14,491,781       4,104,160       5,519,232
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from
      shares of beneficial
      interest transactions--Note 6    (131,791,665)    (68,517,970)    (14,110,313)      6,360,465      19,334,954     (24,984,372)
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)        (79,709,693)      5,937,176      (7,700,560)     16,509,450      72,870,433       4,490,967
   Net Assets
     Beginning of year                1,117,684,599     500,632,220     101,264,970     337,669,669     414,633,398     389,616,694
------------------------------------------------------------------------------------------------------------------------------------
     End of year                     $1,037,974,906   $ 506,569,396   $  93,564,410   $ 354,179,119   $ 487,503,831   $ 394,107,661
====================================================================================================================================
     Undistributed net investment
       income (accumulated loss)     $    2,242,724   $          --   $     939,132   $   4,928,021   $          --   $          --
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                             INCOME FROM INVESTMENT OPERATIONS
                                                             ---------------------------------

                                                   NET ASSET                   NET REALIZED               DIVIDENDS   DISTRIBUTIONS
                                                     VALUE,                   AND UNREALIZED  TOTAL FROM   FROM NET     FROM NET
                                                   BEGINNING  NET INVESTMENT   GAIN (LOSS)    INVESTMENT  INVESTMENT    REALIZED
                                                   OF PERIOD  INCOME (LOSS)   ON INVESTMENTS  OPERATIONS    INCOME        GAINS
                                                   ---------  --------------  --------------  ----------  ----------  -------------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/05(i)(iv) ...........      $   35.12   $   0.04         $    0.39    $    0.43    $  (0.08)   $      --
  Year ended 12/31/04 .......................          33.29       0.07              1.76         1.83          --           --
  Year ended 12/31/03 .......................          24.63      (0.02)             8.68         8.66          --           --
  Year ended 12/31/02 .......................          36.77      (0.01)           (12.12)      (12.13)      (0.01)          --
  Year ended 12/31/01 .......................          47.27       0.01             (4.88)       (4.87)      (0.10)       (5.53)
  Year ended 12/31/00 .......................          64.38       0.10             (8.75)       (8.65)         --        (8.46)
  CLASS S
  Six months ended 6/30/05(i)(iv) ...........      $   34.92   $  (0.01)        $    0.39    $    0.38    $  (0.04)   $      --
  Year ended 12/31/04 .......................          33.18       0.06              1.68         1.74          --           --
  Year ended 12/31/03 .......................          24.61      (0.05)             8.62         8.57          --           --
  Eight months ended 12/31/02(i)(ii) ........          33.28      (0.01)            (8.66)       (8.67)         --           --
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Six months ended 6/30/05(i)(iv) ...........      $   20.26   $  (0.13)        $    0.82    $    0.69    $     --    $      --
  Year ended 12/31/04 .......................          17.38      (0.27)             3.15         2.88          --           --
  Year ended 12/31/03 .......................          12.21      (0.15)             5.32         5.17          --           --
  Year ended 12/31/02 .......................          16.55      (0.11)            (4.23)       (4.34)         --           --
  Year ended 12/31/01 .......................          23.49      (0.03)            (6.90)       (6.93)      (0.01)          --
  Year ended 12/31/00 .......................          55.15       0.01(iii)       (12.80)      (12.79)         --       (18.87)
  CLASS S
  Six months ended 6/30/05(i)(iv) ...........      $   20.13   $  (0.04)        $    0.70    $    0.66    $     --    $      --
  Year ended 12/31/04 .......................          17.31      (0.08)             2.90         2.82          --           --
  Year ended 12/31/03 .......................          12.19      (0.15)             5.27         5.12          --           --
  Eight months ended 12/31/02(i)(ii) ........          16.02      (0.08)            (3.75)       (3.83)         --           --
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/05(i)(iv) ...........      $   10.05   $   0.06         $   (0.04)   $    0.02    $  (0.11)   $      --
  Year ended 12/31/04 .......................           9.37       0.10              0.63         0.73       (0.05)          --
  Year ended 12/31/03 .......................           7.24       0.05              2.11         2.16       (0.03)          --
  Year ended 12/31/02 .......................          10.57       0.02             (3.29)       (3.27)      (0.06)          --
  Year ended 12/31/01 .......................          13.26       0.05             (1.86)       (1.81)      (0.05)       (0.83)
  Year ended 12/31/00 .......................          17.58       0.05             (0.44)       (0.39)      (0.01)       (3.92)
  CLASS S
  Six months ended 6/30/05(i)(iv) ...........      $   10.08   $   0.04         $   (0.03)   $    0.01    $  (0.08)   $      --
  Year ended 12/31/04 .......................           9.41       0.07              0.63         0.70       (0.03)          --
  Year ended 12/31/03 .......................           7.27       0.03              2.12         2.15       (0.01)          --
  Eight months ended 12/31/02(i)(ii) ........           9.58       0.01             (2.32)       (2.31)      --              --
ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Six months ended 6/30/05(i)(iv) ...........      $   13.55   $   0.11         $    0.08    $    0.19    $  (0.23)   $      --
  Year ended 12/31/04 .......................          13.16       0.19              0.40         0.59       (0.20)          --
  Year ended 12/31/03 .......................          11.29       0.19              1.94         2.13       (0.26)          --
  Year ended 12/31/02 .......................          13.08       0.20             (1.79)       (1.59)      (0.20)          --
  Year ended 12/31/01 .......................          13.77       0.18             (0.43)       (0.25)      (0.20)       (0.24)
  Year ended 12/31/00 .......................          15.57       0.20             (0.61)       (0.41)      (0.13)       (1.26)
  CLASS S
  Six months ended 6/30/05(i)(iv) ...........      $   13.71   $   0.07         $    0.10    $    0.17    $  (0.20)   $      --
  Year ended 12/31/04 .......................          13.34       0.17              0.39         0.56       (0.19)          --
  Year ended 12/31/03 .......................          11.47       0.23              1.90         2.13       (0.26)          --
  Eight months ended 12/31/02(i)(ii) ........          12.50       0.02             (1.05)       (1.03)         --           --

  (i) Ratios have been  annualized;  total return has not been  annualized.
 (ii) Commenced  operations  May 1, 2002.
(iii) Amount was computed based on average shares outstanding during the period.
 (iv) Unaudited.

                       See Notes to Financial Statements.

                                                                                               RATIOS/SUPPLEMENTAL DATA
                                                                                    ------------------------------------------------
                                                                                                             RATIO OF NET
                                                                                     NET ASSETS,   RATIO OF   INVESTMENT
                                                            NET ASSET                  END OF      EXPENSES  INCOME (LOSS) PORTFOLIO
                                                 TOTAL      VALUE, END              PERIOD (000'S TO AVERAGE  TO AVERAGE   TURNOVER
                                              DISTRIBUTIONS OF PERIOD  TOTAL RETURN    OMITTED)   NET ASSETS  NET ASSETS     RATE
                                              ------------- ---------  ------------ ------------- ---------- ------------  ---------
ALGER AMERICAN GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/05(i)(iv) ........... $   (0.08)   $   35.47       1.24%    $  934,052      0.81%      0.24%       131.89%
  Year ended 12/31/04 .......................        --        35.12       5.50      1,028,652      0.86       0.21        194.25
  Year ended 12/31/03 .......................        --        33.29      35.16      1,115,959      0.85      (0.05)       167.53
  Year ended 12/31/02 .......................     (0.01)       24.63     (32.99)       874,914      0.85      (0.01)       238.03
  Year ended 12/31/01 .......................     (5.63)       36.77     (11.81)     1,540,327      0.81       0.03         87.79
  Year ended 12/31/00 .......................     (8.46)       47.27     (14.77)     1,809,937      0.79       0.12        108.27
  CLASS S
  Six months ended 6/30/05(i)(iv) ........... $   (0.04)   $   35.26       1.11%    $   12,107      1.06%      0.01%       131.89%
  Year ended 12/31/04 .......................        --        34.92       5.24          9,323      1.11       0.27        194.25
  Year ended 12/31/03 .......................        --        33.18      34.82          1,726      1.10      (0.16)       167.53
  Eight months ended 12/31/02(i)(ii) ........        --        24.61     (26.05)            19      1.10      (0.13)       238.03
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  CLASS O
  Six months ended 6/30/05(i)(iv) ........... $      --    $   20.95       3.41%    $  465,863      0.91%     (0.54)%       46.14%
  Year ended 12/31/04 .......................        --        20.26      16.57        484,760      0.97      (0.72)       135.33
  Year ended 12/31/03 .......................        --        17.38      42.34        496,076      0.97      (0.70)       146.69
  Year ended 12/31/02 .......................        --        12.21     (26.22)       376,550      0.97      (0.69)       111.82
  Year ended 12/31/01 .......................     (0.01)       16.55     (29.51)       517,364      0.92      (0.27)       181.80
  Year ended 12/31/00 .......................    (18.87)       23.49     (27.20)       700,370      0.90       0.03        217.69
  CLASS S
  Six months ended 6/30/05(i)(iv) ........... $      --    $   20.79       3.28%    $   28,547      1.16%     (0.78)%       46.14%
  Year ended 12/31/04 .......................        --        20.13      16.29         21,809      1.22      (0.98)       135.33
  Year ended 12/31/03 .......................        --        17.31      42.00          4,556      1.23      (1.02)       146.69
  Eight months ended 12/31/02(i)(ii) ........        --        12.19     (23.91)             7      1.20      (0.87)       111.82
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/05(i)(iv) ........... $   (0.11)   $    9.96       0.22%    $   86,209      0.75%      1.09%        50.92%
  Year ended 12/31/04 .......................     (0.05)       10.05       7.85         93,554      0.78       0.97         96.49
  Year ended 12/31/03 .......................     (0.03)        9.37      29.84        101,255      0.78       0.60        175.67
  Year ended 12/31/02 .......................     (0.06)        7.24     (31.10)        85,066      0.79       0.25        276.12
  Year ended 12/31/01 .......................     (0.88)       10.57     (14.32)       144,006      0.72       0.52        110.04
  Year ended 12/31/00 .......................     (3.93)       13.26      (1.27)       150,783      0.70       0.43        142.43
  CLASS S
  Six months ended 6/30/05(i)(iv) ........... $   (0.08)   $   10.01       0.17%    $       11      1.02%      0.84%        50.92%
  Year ended 12/31/04 .......................     (0.03)       10.08       7.47             11      1.04       0.76         96.49
  Year ended 12/31/03 .......................     (0.01)        9.41      29.63             10      1.01       0.35        175.67
  Eight months ended 12/31/02(i)(ii) ........        --         7.27     (24.11)             7      1.05       0.16        276.12
ALGER AMERICAN BALANCED PORTFOLIO
  CLASS O
  Six months ended 6/30/05(i)(iv) ........... $   (0.23)   $   13.51       1.44%    $  287,398      0.81%      1.38%       117.95%
  Year ended 12/31/04 .......................     (0.20)       13.55       4.57        309,744      0.87       1.41        177.66
  Year ended 12/31/03 .......................     (0.26)       13.16      19.03        308,990      0.87       1.60        135.67
  Year ended 12/31/02 .......................     (0.20)       11.29     (12.29)       254,290      0.87       2.16        188.76
  Year ended 12/31/01 .......................     (0.44)       13.08      (1.93)       224,959      0.85       2.53         62.93
  Year ended 12/31/00 .......................     (1.39)       13.77      (2.76)       115,894      0.88       2.40         63.37
  CLASS S
  Six months ended 6/30/05(i)(iv) ........... $   (0.20)   $   13.68       1.27%    $   42,889      1.06%      1.14%       117.95%
  Year ended 12/31/04 .......................     (0.19)       13.71       4.27         44,435      1.12       1.20        177.66
  Year ended 12/31/03 .......................     (0.26)       13.34      18.73         28,680      1.11       1.25        135.67
  Eight months ended 12/31/02(i)(ii) ........        --        11.47      (8.24)           494      1.17       1.67        188.76

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
FINANCIAL HIGHLIGHTS (CONT'D)

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                             INCOME FROM INVESTMENT OPERATIONS
                                                             ---------------------------------

                                               NET ASSET                   NET REALIZED               DIVIDENDS   DISTRIBUTIONS
                                                 VALUE,                   AND UNREALIZED  TOTAL FROM   FROM NET     FROM NET
                                               BEGINNING  NET INVESTMENT   GAIN (LOSS)    INVESTMENT  INVESTMENT    REALIZED
                                               OF PERIOD  INCOME (LOSS)   ON INVESTMENTS  OPERATIONS    INCOME        GAINS
                                               ---------  --------------  --------------  ----------  ----------  -------------

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/05(i)(iv) .......      $   20.80   $  (0.05)        $    0.13    $    0.08    $    --     $   (0.81)
  Year ended 12/31/04 ...................          18.40      (0.11)             2.51         2.40         --            --
  Year ended 12/31/03 ...................          12.45      (0.05)             6.00         5.95         --            --
  Year ended 12/31/02 ...................          17.67      (0.10)            (5.12)       (5.22)        --            --
  Year ended 12/31/01 ...................          30.62      (0.09)(iii)       (1.23)       (1.32)        --        (11.63)
  Year ended 12/31/00 ...................          32.23      (0.03)(iii)        2.79         2.76         --         (4.37)
  CLASS S
  Six months ended 6/30/05(i)(iv) .......      $   20.67   $  (0.07)(iii)   $    0.13    $    0.06    $    --     $   (0.81)
  Year ended 12/31/04 ...................          18.33      (0.15)(iii)        2.49         2.34         --            --
  Year ended 12/31/03 ...................          12.43      (0.14)             6.04         5.90         --            --
  Eight months ended 12/31/02(i)(ii) ....          16.69      (0.07)            (4.19)       (4.26)        --            --
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Six months ended 6/30/05(i)(iv) .......      $   30.39   $  (0.06)        $    0.38    $    0.32    $    --     $      --
  Year ended 12/31/04 ...................          28.09      (0.07)             2.37         2.30         --            --
  Year ended 12/31/03 ...................          20.85      (0.07)             7.31         7.24         --            --
  Year ended 12/31/02 ...................          31.55      (0.14)           (10.56)      (10.70)        --            --
  Year ended 12/31/01 ...................          38.80       0.00(iii)        (6.06)       (6.06)        --         (1.19)
  Year ended 12/31/00 ...................          57.97      (0.02)(iii)      (13.77)      (13.79)        --         (5.38)
  CLASS S
  Six months ended 6/30/05(i)(iv) .......      $   30.17   $  (0.05)        $    0.33    $    0.28    $    --     $      --
  Year ended 12/31/04 ...................          27.96      (0.04)             2.25         2.21         --            --
  Year ended 12/31/03 ...................          20.83      (0.16)             7.29         7.13         --            --
  Eight months ended 12/31/02(i)(ii) ....          28.46      (0.02)            (7.61)       (7.63)        --            --

  (i) Ratios have been  annualized;  total return has not been  annualized.
 (ii) Commenced  operations  May 1, 2002.
(iii) Amount was computed based on average shares outstanding during the period.
 (iv) Unaudited.

                       See Notes to Financial Statements.

                                                                                               RATIOS/SUPPLEMENTAL DATA
                                                                                    ------------------------------------------------
                                                                                                             RATIO OF NET
                                                                                     NET ASSETS,   RATIO OF   INVESTMENT
                                                            NET ASSET                  END OF      EXPENSES  INCOME (LOSS) PORTFOLIO
                                                 TOTAL      VALUE, END              PERIOD (000'S TO AVERAGE  TO AVERAGE   TURNOVER
                                              DISTRIBUTIONS OF PERIOD  TOTAL RETURN    OMITTED)   NET ASSETS  NET ASSETS     RATE
                                              ------------- ---------  ------------ ------------- ---------- ------------  ---------
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
  CLASS O
  Six months ended 6/30/05(i)(iv) .......      $   (0.81)   $   20.07       0.65%    $458,388         0.86%     (0.46)%       94.23%
  Year ended 12/31/04 ...................             --        20.80      13.04      482,868         0.92      (0.62)       229.17
  Year ended 12/31/03 ...................             --        18.40      47.79      414,590         0.93      (0.70)       196.43
  Year ended 12/31/02 ...................             --        12.45     (29.54)     240,063         0.93      (0.56)       323.83
  Year ended 12/31/01 ...................         (11.63)       17.67      (6.52)     355,015         0.88      (0.45)       130.11
  Year ended 12/31/00 ...................          (4.37)       30.62       9.18      332,734         0.84      (0.09)       130.85
  CLASS S
  Six months ended 6/30/05(i)(iv) .......      $   (0.81)   $   19.92       0.55%    $  7,810         1.10%     (0.70)%       94.23%
  Year ended 12/31/04 ...................             --        20.67      12.77        4,636         1.17      (0.82)       229.17
  Year ended 12/31/03 ...................             --        18.33      47.47           43         1.18      (0.94)       196.43
  Eight months ended 12/31/02(i)(ii) ....             --        12.43     (25.52)           8         1.19      (0.75)       323.83
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
  CLASS O
  Six months ended 6/30/05(i)(iv) .......      $      --    $   30.71       1.05%    $344,129         0.91%     (0.08)%       58.11%
  Year ended 12/31/04 ...................             --        30.39       8.19      380,336         0.97      (0.14)       182.41
  Year ended 12/31/03 ...................             --        28.09      34.72      382,289         0.97      (0.36)       161.71
  Year ended 12/31/02 ...................             --        20.85     (33.91)     271,373         0.96      (0.49)       203.05
  Year ended 12/31/01 ...................          (1.19)       31.55     (15.93)     443,209         0.92       0.00        103.03
  Year ended 12/31/00 ...................          (5.38)       38.80     (24.83)     476,517         0.90      (0.03)       132.28
  CLASS S
  Six months ended 6/30/05(i)(iv) .......      $      --    $   30.45       0.93%    $ 14,100         1.16%     (0.33)%       58.11%
  Year ended 12/31/04 ...................             --        30.17       7.90       13,772         1.22      (0.31)       182.41
  Year ended 12/31/03 ...................             --        27.96      34.23        7,328         1.21      (0.63)       161.71
  Eight months ended 12/31/02(i)(ii) ....             --        20.83     (26.81)         281         1.32      (0.92)       203.05

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



JUNE 30, 2005
================================================================================

NOTE 1--GENERAL:

The Alger American Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios" and individually "Portfolio"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class O and Class S shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities included within the Nasdaq market are valued at the Nasdaq official closing price ("NOCP") on the day of valuation, or if there is no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation are valued at the mean between the last bid and asked prices on such day.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) OPTION CONTRACTS: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Portfolios may also purchase put and call options. Purchasing call and put options tends to decrease the Portfolio's exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)



JUNE 30, 2005
================================================================================

(e) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. As of June 30, 2005, there were no securities on loan.

(f) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses and premium/discount of debt securities. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(g) FEDERAL INCOME TAXES: It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(h) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class S shares.

(i) INDEMNIFICATION: The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(j) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio .............................   .750%
American Small Capitalization Portfolio ...............   .850
American Income and Growth Portfolio ..................   .625
American Balanced Portfolio ...........................   .750
American MidCap Growth Portfolio ......................   .800
American Leveraged AllCap Portfolio ...................   .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) DISTRIBUTION FEES: Class S shares--The Fund has adopted a Distribution Plan pursuant to which Class S shares of each Portfolio pay Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), a fee at the annual rate of .25% of the respective

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)



JUNE 30, 2005
================================================================================

average daily net assets of the Class S shares of the designated Portfolio to compensate the Distributor for its activities and expenses incurred in distributing the Class S shares. The fees paid may be more or less than the expenses incurred by the Distributor.

(c) BROKERAGE COMMISSIONS: During the six months ended June 30, 2005, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio paid the Distributor $2,161,649, $239,557, $66,854, $489,735, $621,895 and $252,547, respectively, in connection with securities transactions.

(d) SHAREHOLDER ADMINISTRATIVE FEES: Effective February 28, 2005, the Fund has entered into a shareholder administrative service agreement with Alger Shareholder Services, Inc. ("Alger Services") to compensate Alger Services on a per account basis for its liaison and administrative oversight of the transfer agent and related services. During the six months ended June 30, 2005, the American Growth Portfolio, the American Small Capitalization Portfolio, the
American Income and Growth Portfolio, the American Balanced Portfolio, the American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio incurred fees of $88, $84, $33, $38, $81, and $84, respectively, for these services.

(e) OTHER: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2005, were as follows:

                                            PURCHASES         SALES
                                            ---------        ------
American Growth Portfolio ..........    $1,263,546,781   $1,386,660,784
American Small Capitalization
  Portfolio ........................       209,388,604      235,958,881
American Income and Growth
  Portfolio ........................        43,850,060       52,513,785
American Balanced Portfolio ........       397,492,937      422,209,581
American MidCap Growth
  Portfolio ........................       428,579,088      450,186,064
American Leveraged AllCap
  Portfolio ........................       206,565,906      233,733,217

As of June 30, 2005, the American Growth Portfolio and the American MidCap Growth Portfolio had portfolio securities valued at $15,771,235 and $10,162,575, respectively, segregated by the custodian as collateral for written options.

Written call and put option activity for the six months ended June 30, 2005 was as follows:

                                        NUMBER OF      PREMIUMS
                                        CONTRACTS      RECEIVED
                                        ---------      --------
Alger American Growth Portfolio
    Options outstanding at
      December 31, 2004 ...........          --               --
    Options written ...............       9,997       $1,837,734
    Options closed or expired .....        (925)         (85,096)
    Options exercised .............          --               --
                                         ------       ----------
    Options outstanding at
      June 30, 2005 ...............       9,072       $1,752,638
                                         ======       ==========

Alger American MidCap Growth
  Portfolio
    Options outstanding at
      December 31, 2004 ...........          --               --
    Options written ...............       7,169       $1,369,184
    Options closed or expired .....        (500)         (45,998)
    Options exercised .............          --               --
                                         ------       ----------
    Options outstanding at
      June 30, 2005 ...............       6,669       $1,323,186
                                         ======       ==========

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended June 30, 2005, the Portfolio had borrowings which averaged $414,607 at a weighted average interest rate of 3.87%.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are divided into six series. Each series is divided into two separate classes.

During the six months ended June 30, 2005, transactions of shares of beneficial interest were as follows:

                                        SHARES         AMOUNT
                                       --------       --------
American Growth
   Portfolio:
     Class O:
       Shares sold ................      833,664   $  28,719,868
       Dividends reinvested .......       65,778       2,231,180
       Shares redeemed ............   (3,855,344)   (132,213,108)
                                      ----------   -------------
       Net decrease ...............   (2,955,902)  $(101,262,060)
                                      ==========   =============
     Class S:
       Shares sold ................       91,874   $   3,124,782
       Dividends reinvested .......          436          14,708
       Shares redeemed ............      (15,979)       (546,465)
                                      ----------   -------------
       Net increase ...............       76,331   $   2,593,025
                                      ==========   =============

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)



JUNE 30, 2005
================================================================================

                                        SHARES         AMOUNT
                                       --------       --------
American Small Capitalization
   Portfolio:
     Class O:
       Shares sold ................      761,683    $ 15,100,911
       Shares redeemed ............   (2,457,879)    (48,115,666)
                                     -----------    ------------
       Net decrease ...............   (1,696,196)   $(33,014,755)
                                     ===========    ============
     Class S:
       Shares sold ................      302,821    $  5,897,800
       Shares redeemed ............      (13,529)       (259,827)
                                     -----------    ------------
       Net increase ...............      289,292    $  5,637,973
                                     ===========    ============

                                        SHARES         AMOUNT
                                       --------       --------
American Income and Growth
   Portfolio:
     Class O:
       Shares sold ................      242,781    $  2,407,822
       Dividends reinvested .......       97,659         947,291
       Shares redeemed ............     (999,797)     (9,874,109)
                                     -----------    ------------
       Net decrease ...............     (659,357)   $ (6,518,996)
                                     ===========    ============
     Class S:
       Dividends reinvested                    9    $         89
                                     ===========    ============

                                        SHARES         AMOUNT
                                       --------       --------
American Balanced
   Portfolio:
     Class O:
       Shares sold ................      515,773    $  6,859,511
       Dividends reinvested .......      369,829       4,826,274
       Shares redeemed ............   (2,465,863)    (32,759,142)
                                     -----------    ------------
       Net decrease ...............   (1,580,261)   $(21,073,357)
                                     ===========    ============
     Class S:
       Shares sold ................      105,138    $  1,413,189
       Dividends reinvested .......       47,102         623,154
       Shares redeemed ............     (258,650)     (3,494,620)
                                     -----------    ------------
       Net decrease ...............     (106,410)   $ (1,458,277)
                                     ===========    ============

                                        SHARES         AMOUNT
                                       --------       --------
American MidCap Growth
   Portfolio:
     Class O:
       Shares sold ................    1,259,178    $ 25,180,631
       Dividends reinvested .......      959,392      17,950,220
       Shares redeemed ............   (2,598,205)    (51,924,692)
                                     -----------    ------------
       Net decrease ...............     (379,635)   $ (8,793,841)
                                     ===========    ============
     Class S:
       Shares sold ................      161,860    $  3,235,459
       Dividends reinvested .......       15,329         284,657
       Shares redeemed ............       (9,360)       (186,822)
                                     -----------    ------------
       Net increase ...............      167,829    $  3,333,294
                                     ===========    ============

                                        SHARES         AMOUNT
                                       --------       --------
American Leveraged AllCap
   Portfolio:
     Class O:
       Shares sold ................      406,515    $ 12,077,857
       Shares redeemed ............   (1,716,079)    (50,861,785)
                                     -----------    ------------
       Net decrease ...............   (1,309,564)   $(38,783,928)
                                     ===========    ============
     Class S:
       Shares sold ................       49,268    $  1,457,419
       Shares redeemed ............      (42,695)     (1,264,740)
                                     -----------    ------------
       Net increase ...............        6,573    $    192,679
                                     ===========    ============

During the year ended December 31, 2004, transactions of shares of beneficial interest were as follows:

                                        SHARES         AMOUNT
                                       --------       --------
American Growth
   Portfolio:
     Class O:
       Shares sold ................    2,034,583   $  67,973,596
       Shares redeemed ............   (6,270,873)   (206,845,173)
                                     -----------   -------------
       Net decrease ...............   (4,236,290)  $(138,871,577)
                                     ===========   =============
     Class S:
       Shares sold ................      231,119   $   7,612,356
       Shares redeemed ............      (16,130)       (532,444)
                                     -----------   -------------
       Net increase ...............      214,989   $   7,079,912
                                     ===========   =============

                                        SHARES         AMOUNT
                                       --------       --------
American Small Capitalization
   Portfolio:
     Class O:
       Shares sold ................    4,433,559   $  81,242,783
       Shares redeemed ............   (9,046,958)   (164,668,933)
                                     -----------   -------------
       Net decrease ...............   (4,613,399)  $ (83,426,150)
                                     ===========   =============
     Class S:
       Shares sold ................      858,644   $  15,596,966
       Shares redeemed ............      (38,315)       (688,786)
                                     -----------   -------------
       Net increase ...............      820,329   $  14,908,180
                                     ===========   =============

                                        SHARES         AMOUNT
                                       --------       --------
American Income and Growth
   Portfolio:
     Class O:
       Shares sold ................      739,738   $   6,990,165
       Dividends reinvested .......       57,936         528,379
       Shares redeemed ............   (2,289,208)    (21,628,888)
                                     -----------   -------------
       Net decrease ...............   (1,491,534)  $ (14,110,344)
                                     ===========   =============
     Class S:
       Dividends reinvested .......            4   $          31
                                     ===========   =============


                                        SHARES         AMOUNT
                                       --------       --------
American Balanced
   Portfolio:
     Class O:
       Shares sold ................    2,185,658   $  28,497,215
       Dividends reinvested .......      364,618       4,594,189
       Shares redeemed ............   (3,161,452)    (41,222,720)
                                     -----------   -------------
       Net decrease ...............     (611,176)  $  (8,131,316)
                                     ===========   =============
     Class S:
       Shares sold ................    1,344,767   $  17,839,094
       Dividends reinvested .......       40,405         515,970
       Shares redeemed ............     (293,720)     (3,863,283)
                                     -----------   -------------
       Net increase ...............    1,091,452   $  14,491,781
                                     ===========   =============

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)



JUNE 30, 2005
================================================================================

                                        SHARES         AMOUNT
                                       --------       --------
American MidCap Growth
   Portfolio:
     Class O:
       Shares sold ................    5,553,273   $ 106,704,427
       Shares redeemed ............   (4,862,077)    (91,473,633)
                                     -----------   -------------
       Net increase ...............      691,196   $  15,230,794
                                     ===========   =============
     Class S:
       Shares sold ................      245,589   $   4,544,852
       Shares redeemed ............      (23,624)       (440,692)
                                     -----------   -------------
       Net increase ...............      221,965   $   4,104,160
                                     ===========   =============


                                        SHARES         AMOUNT
                                       --------       --------
American Leveraged AllCap
   Portfolio:
     Class O:
       Shares sold ................    1,900,609   $  53,951,207
       Shares redeemed ............   (2,996,553)    (84,454,811)
                                     -----------   -------------
       Net decrease ...............   (1,095,944)  $ (30,503,604)
                                     ===========   =============
     Class S:
       Shares sold ................      242,826   $   6,844,614
       Shares redeemed ............      (48,549)     (1,325,382)
                                     -----------   -------------
       Net increase ...............      194,277   $   5,519,232
                                     ===========   =============

NOTE 7--TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:

                                  SIX MONTHS ENDED     YEAR ENDED
                                    JUNE 30, 2005   DECEMBER 31, 2004
                                  ----------------  -----------------
American Growth Portfolio
Distributions paid from:
  Ordinary Income .................  $  2,245,888               --
  Long-Term capital gains .........            --               --
                                     ------------     ------------
  Total distributions paid ........  $  2,245,888               --
                                     ============     ============

American Small Capitalization
  Portfolio
Distributions paid from:
  Ordinary Income .................            --               --
  Long-Term capital gains .........            --               --
                                     ------------     ------------
  Total distributions paid ........            --               --
                                     ============     ============

American Income and Growth
  Portfolio
Distributions paid from:
  Ordinary Income .................  $    947,380        $ 528,411
  Long-Term capital gains .........            --               --
                                     ------------     ------------
  Total distributions paid ........  $    947,380        $ 528,411
                                     ============     ============


                                  SIX MONTHS ENDED     YEAR ENDED
                                    JUNE 30, 2005   DECEMBER 31, 2004
                                  ----------------  -----------------
American Balanced Portfolio
Distributions paid from:
  Ordinary Income .................  $  5,449,428      $ 5,110,159
  Long-Term capital gains .........            --               --
                                     ------------     ------------
  Total distributions paid ........  $  5,449,428      $ 5,110,159
                                     ============     ============

American MidCap Growth
  Portfolio
Distributions paid from:
  Ordinary Income .................            --               --
  Long-Term capital gains .........  $ 18,234,877               --
                                     ------------     ------------
  Total distributions paid ........  $ 18,234,877               --
                                     ============     ============

American Leveraged AllCap
  Portfolio
Distributions paid from:
  Ordinary Income                              --               --
  Long-Term capital gains                      --               --
                                     ------------     ------------
  Total distributions paid                     --               --
                                     ============     ============

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

American Growth Portfolio:
   Undistributed ordinary income ...............    $  2,242,724
   Undistributed long-term gain                               --
   Unrealized appreciation
     (depreciation) ............................     106,111,265
American Small Capitalization Portfolio:
   Undistributed ordinary income ...............    $         --
   Undistributed long-term gain ................              --
   Unrealized appreciation
     (depreciation) ............................      70,924,905
American Income and Growth Portfolio:
   Undistributed ordinary income ...............    $    939,132
   Undistributed long-term gain ................              --
   Unrealized appreciation
     (depreciation) ............................      13,151,343
American Balanced Portfolio:
   Undistributed ordinary income ...............    $  5,435,104
   Undistributed long-term gain                               --
   Unrealized appreciation
    (depreciation) .............................      24,183,097
American MidCap Growth Portfolio:
   Undistributed ordinary income ...............    $         --
   Undistributed long-term gain ................      18,223,993
   Unrealized appreciation
     (depreciation) ............................      52,792,449
American Leveraged AllCap Portfolio:
   Undistributed ordinary income ...............    $         --
   Undistributed long-term gain ................              --
   Unrealized appreciation
     (depreciation) ............................      47,825,138

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)



JUNE 30, 2005
================================================================================

The  difference  between  book-basis  and  tax-basis   unrealized   appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At December 31, 2004, the Portfolios, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

                                     EXPIRATION DATE
                          ------------------------------------
                           2009           2010           2011         TOTAL
                         --------       --------       --------      --------
American Growth
   Portfolio ........  $164,780,584    301,718,272    31,134,918    $497,633,774
American Small
   Capitalization
   Portfolio ........  $ 161,694,28    471,669,579            --    $233,363,863
American Income
   and Growth
   Portfolio ........  $  5,411,366     34,478,434     5,270,882    $ 45,160,682
American Balanced
   Portfolio ........  $         --     15,301,596            --    $ 15,301,596
American
   Leveraged AllCap
   Portfolio ........  $115,342,080     97,987,772           --     $213,329,852

NOTE 8--REGULATORY MATTERS AND LEGAL PROCEEDINGS:

Alger Management has been responding to inquiries, document requests and/or subpoenas from regulatory authorities, including the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General, and the Attorney General of New Jersey, in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading." Alger Management has assured the board of the Fund that if it be determined that improper trading practices in the Fund detrimentally affected its performance, Alger Management will make appropriate restitution.

Certain civil actions have developed out of the regulatory investigations. Several purported class actions and shareholder derivative suits have been filed against various parties, including, depending on the lawsuit, Alger Management, certain of the mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful market-timing and late-trading activities. These cases have been transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. On September 29, 2004, consolidated amended complaints involving these cases -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM).

The Derivative Complaint, brought on behalf of the Alger Mutual Funds and Castle Convertible Fund, Inc., a registered closed-end fund managed by Alger Management, alleges (i) violations, by Alger Management and, depending on the specific offense alleged, by its immediate parent the Distributor (Fred Alger & Company, Incorporated) and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940 and of Sections 206 and 215 of the Investment Advisers Act of 1940, breach of fiduciary duty, and breach of contract, (ii) various offenses by other, unrelated, third-party defendants, and (iii) unjust enrichment by all the named defendants, all by virtue of the alleged wrongful market-timing and late-trading activities. The complaint seeks, among other things, removal of the trustee defendants and of Alger Management, certain rescissory relief, disgorgement of management fees and allegedly unlawful profits, compensatory and punitive monetary damages, and plaintiffs' fees and expenses (including attorney and expert fees). The Class Action Complaint names the Alger-related defendants named in the Derivative Complaint as well as certain defendants not named in the Derivative Complaint, including certain entities affiliated with Alger Management, certain Alger Mutual Funds, including the Fund, and certain additional former trustees and a former officer of the defendant Alger Mutual Funds. It alleges, on the basis of factual allegations similar to those of the Derivative Complaint with respect to the Alger defendants, (i) offenses by Alger defendants similar to those alleged in the Derivative Complaint, (ii) violations, by Alger Management, the Distributor, their affiliates, the funds named as defendants, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, and Section 34(b) of the Investment Company Act of 1940,
(iii) breach of contract by the funds named as defendants, and (iv) unjust enrichment by all of the named defendants. It seeks relief similar to that sought in the Derivative Complaint.

On or about April 12, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of mutual fund investment advisers, distributors and others, including Alger Management and the Distributor, alleging violations of the West Virginia Consumer Credit and Protection Act and other wrongful conduct. Insofar as the factual allegations in the complaint relate to Alger Management and the Distributor, they ascribe improper conduct to these entities relating to "market timing" in one or more of the Alger Mutual Funds. The complaint seeks injunctive relief, civil monetary penalties, costs and attorney fees, and other relief.

Alger Management continues to cooperate with the SEC and state investigations, which have not, as of the present date, been resolved.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)



JUNE 30, 2005
================================================================================

Although Alger Management does not believe that the Alger Mutual Funds are themselves targets of these regulators' investigations as potential enforcement defendants, the actions of Alger Management and certain of its affiliates and their senior executives and Alger Mutual Fund senior personnel are of interest to the investigators. Although no regulatory enforcement action has yet been commenced against Alger Management, board members or personnel in connection with the matters being investigated (other than the actions resolved in the fall of 2003 against James P. Connelly, Jr., former Vice Chairman of the Distributor), it is possible that the SEC and the states may pursue actions in the future. The potential timing of any such action or the relief or remedies that may be sought are not known at this time. Alger Management is not yet able to predict whether or on what terms matters might be resolved with the SEC or the states. The SEC and, in some cases, state government authorities have a variety of administrative and civil enforcement powers, including injunctive powers, authority to assess substantial fines and penalties and order restitution, authority to limit the activities of a person or company (including license and registration revocations, injunctive authority and prohibition from engaging in the investment or securities businesses) and other enforcement powers, that may be exercised administratively or by going into court.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory investigations or lawsuits were to result in a court injunction against Alger Management or the Distributor, both companies would, in the absence of exemptive relief granted by the SEC, be barred from serving as investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. There is no assurance that such exemptive relief would be granted if sought. In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions, loss of Alger Management personnel or Fund board members, diversion of time and attention of Alger Management personnel, diminishment of financial resources of Alger Management, or other consequences potentially adverse to the Fund. Alger Management cannot predict the potential effect of such actions upon Alger Management or the Fund. There can be no assurance that the effect, if any, would not be material.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Fund's website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Fund's website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 992-3863.

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger American Fund

By:    /s/Dan C. Chung

       Dan C. Chung

       President

Date:  August 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Dan C. Chung

       Dan C. Chung

       President

Date:  August 15, 2005

By:    /s/Frederick A. Blum

       Frederick A. Blum

       Treasurer

Date:  August 15, 2005